UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04719

            The TETON Westwood Funds (formerly, The GAMCO Westwood Funds)

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2013

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares									Class A Shares

	Average Annual Returns – March 31, 2013 (a)							Average Annual Returns – March 31, 2013 (a)(b)(e)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbur- sements	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbur- sements	Maximum Sales Charge

Mighty Mites	20.91%	10.96%	12.43%	11.86%	1.47%	1.47%	None	15.72%	9.81%	11.72%	11.35%	1.72%	1.72%	4.00%
SmallCap Equity	9.61	7.76	10.41	6.92	1.65	1.50	None	4.96	6.64	9.71	6.51	1.90	1.75	4.00
Income	13.49	4.50	8.88	7.39	2.82	2.00	None	8.72	3.38	8.17	6.91	3.07	2.25	4.00
Equity	13.51	2.62	8.77	9.86	1.56	1.56	None	8.63	1.52	8.06	9.47	1.81	1.81	4.00
Balanced	9.53	3.60	7.22	8.59	1.27	1.27	None	4.91	2.49	6.51	8.12	1.52	1.52	4.00
Intermediate Bond	1.91	4.00	3.63	5.35	1.35	1.02	None	(2.35)	3.01	3.08	5.08	1.45	1.12	4.00

	Class B Shares								Class C Shares

	Average Annual Returns – March 31, 2013 (a)(c)(e)							Average Annual Returns – March 31, 2013 (a)(d)(e)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbur- sements	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbur- sements	Maximum Sales Charge

Mighty Mites	15.02%	9.81%	11.58%	11.19%	2.22%	2.22%	5.00%	18.99%	10.15%	11.62%	11.22%	2.22%	2.22%	1.00%
SmallCap Equity	Class B Shares have been discontinued.							7.82	6.98	9.43	6.30	2.40	2.25	1.00
Income	Class B Shares have been discontinued.							11.69	3.71	8.11	6.89	3.57	2.75	1.00
Equity	Class B Shares have been discontinued.							11.64	1.84	7.96	9.40	2.31	2.31	1.00
Balanced	3.67	2.44	6.40	8.03	2.02	2.02	5.00	7.66	2.84	6.42	8.06	2.02	2.02	1.00
Intermediate Bond	(3.86)	2.85	2.85	4.90	2.10	1.77	5.00	0.21	3.23	2.87	4.93	2.10	1.77	1.00

	Class I Shares

	Average Annual Returns – March 31, 2013 (a)(e)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbur- sements	Maximum Sales Charge

Mighty Mites	21.17%	11.23%	12.58%	11.96%	1.22%	1.22%	None
SmallCap Equity	9.97	8.06	10.56	7.01	1.40	1.25	None
Income	13.88	4.78	9.03	7.49	2.57	1.75	None
Equity	13.85	2.89	8.93	9.92	1.31	1.31	None
Balanced	9.82	3.86	7.36	8.65	1.02	1.02	None
Intermediate Bond	2.13	4.24	3.74	5.41	1.10	0.77	None

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. For the SmallCap Equity, Income, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc., (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2014 and are renewable annually by the Adviser. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Funds before investing. The prospectus contains information about these and other matters and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares

Mighty Mites	05/11/98	11/26/01	06/06/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	—	11/26/01	01/11/08
Income	09/30/97	05/09/01	—	11/26/01	01/11/08
Equity	01/02/87	01/28/94	—	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	03/27/01	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	03/27/01	10/22/01	01/11/08

Morningstar® Ratings Based on Risk Adjusted Returns as of March 31, 2013. (Unaudited)

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating

	Morningstar		# of		# of		# of		# of
FUND	Category	Stars	Funds	Stars	Funds	Stars	Funds	Stars	Funds

TETON Westwood Mighty Mites AAA	Small Blend	«« «««	604	«« ««	604	«« «««	535	«« «««	329
TETON Westwood Mighty Mites A	Small Blend	«« «««	604	«« «	604	«« «««	535	«« «««	329
TETON Westwood Mighty Mites B	Small Blend	«« ««	604	«« «	604	«« «««	535	«« ««	329
TETON Westwood Mighty Mites C	Small Blend	«« ««	604	«« ««	604	«« «««	535	«« ««	329
TETON Westwood Mighty Mites I	Small Blend	««« ««	604	««« «	604	««« ««	535	««« ««	329

TETON Westwood SmallCap Equity AAA	Small Blend	««	604	««	604	««	535	««	329
TETON Westwood SmallCap Equity A	Small Blend	«	604	«	604	««	535	«	329
TETON Westwood SmallCap Equity C	Small Blend	«	604	«	604	««	535	«	329
TETON Westwood SmallCap Equity I	Small Blend	««	604	««	604	««	535	««	329

TETON Westwood Income AAA	Large Value	«« ««	1045	«« ««	1045	«« ««	927	«« ««	589
TETON Westwood Income A	Large Value	«« «	1045	«« «	1045	«« «	927	«« «	589
TETON Westwood Income C	Large Value	«« «	1045	«« «	1045	«« «	927	«« «	589
TETON Westwood Income I	Large Value	««« «	1045	««« «	1045	««« «	927	««« «	589

TETON Westwood Equity AAA	Large Value	«« «	1045	««	1045	««	927	«« «	589
TETON Westwood Equity A	Large Value	«« «	1045	««	1045	««	927	«« «	589
TETON Westwood Equity C	Large Value	«« «	1045	««	1045	««	927	«« «	589
TETON Westwood Equity I	Large Value	««	1045	««	1045	««	927	««« «	589

TETON Westwood Balanced AAA	Moderate Allocation	«« «	802	«« «	802	«« «	697	«« «	414
TETON Westwood Balanced A	Moderate Allocation	«« «	802	««	802	««	697	«« «	414
TETON Westwood Balanced B	Moderate Allocation	«« «	802	««	802	««	697	«« «	414
TETON Westwood Balanced C	Moderate Allocation	«« «	802	««	802	««	697	«« «	414
TETON Westwood Balanced I	Moderate Allocation	«««	802	«««	802	«««	697	«««	414

TETON Westwood Intermediate Bond AAA	Intermediate-Term Bond	«	1004	«	1004	«	877	«	605
TETON Westwood Intermediate Bond A	Intermediate-Term Bond	«	1004	«	1004	«	877	«	605
TETON Westwood Intermediate Bond B	Intermediate-Term Bond	«	1004	«	1004	«	877	«	605
TETON Westwood Intermediate Bond C	Intermediate-Term Bond	«	1004	«	1004	«	877	«	605
TETON Westwood Intermediate Bond I	Intermediate-Term Bond	««	1004	«	1004	««	877	««	605

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, B, C, or I shares, other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2013 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors, Inc. is the investment manager for all TETON Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of a fund carefully before investing. Each Fund’s prospectus contains this and other information about the Funds and is available by calling 800-WESTWOOD, online at www.tetonadv.com, or from your financial adviser. The prospectus should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

TETON Westwood Funds
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2012 through March 31, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio	Expenses Paid During Period*
TETON Westwood Mighty Mites Fund
Actual Fund Return
Class AAA	$1,000.00	$1,182.80	1.43%	$ 7.78
Class A	$1,000.00	$1,181.40	1.68%	$ 9.14
Class B	$1,000.00	$1,178.20	2.18%	$11.84
Class C	$1,000.00	$1,179.20	2.18%	$11.84
Class I	$1,000.00	$1,184.30	1.18%	$ 6.43
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.80	1.43%	$ 7.19
Class A	$1,000.00	$1,016.55	1.68%	$ 8.45
Class B	$1,000.00	$1,014.06	2.18%	$10.95
Class C	$1,000.00	$1,014.06	2.18%	$10.95
Class I	$1,000.00	$1,019.05	1.18%	$ 5.94
TETON Westwood SmallCap Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,161.90	1.50%	$ 8.08
Class A	$1,000.00	$1,161.00	1.75%	$ 9.43
Class C	$1,000.00	$1,157.90	2.25%	$12.10
Class I	$1,000.00	$1,164.30	1.25%	$ 6.74
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$ 7.54
Class A	$1,000.00	$1,016.21	1.75%	$ 8.80
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$ 6.29
TETON Westwood Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,114.40	2.00%	$10.54
Class A	$1,000.00	$1,113.60	2.25%	$11.86
Class C	$1,000.00	$1,110.70	2.75%	$14.47
Class I	$1,000.00	$1,116.80	1.75%	$ 9.24
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.96	2.00%	$10.05
Class A	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,011.22	2.75%	$13.79
Class I	$1,000.00	$1,016.21	1.75%	$ 8.80
TETON Westwood Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,119.10	1.63%	$ 8.61
Class A	$1,000.00	$1,117.80	1.88%	$ 9.93
Class C	$1,000.00	$1,114.70	2.38%	$12.55
Class I	$1,000.00	$1,121.30	1.38%	$ 7.30
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.80	1.63%	$ 8.20
Class A	$1,000.00	$1,015.56	1.88%	$ 9.45
Class C	$1,000.00	$1,013.06	2.38%	$11.94
Class I	$1,000.00	$1,018.05	1.38%	$ 6.94
TETON Westwood Balanced Fund
Actual Fund Return
Class AAA	$1,000.00	$1,077.10	1.30%	$ 6.73
Class A	$1,000.00	$1,075.50	1.55%	$ 8.02
Class B	$1,000.00	$1,072.30	2.05%	$10.59
Class C	$1,000.00	$1,072.80	2.05%	$10.59
Class I	$1,000.00	$1,077.60	1.05%	$ 5.44
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.45	1.30%	$ 6.54
Class A	$1,000.00	$1,017.20	1.55%	$ 7.80
Class B	$1,000.00	$1,014.71	2.05%	$10.30
Class C	$1,000.00	$1,014.71	2.05%	$10.30
Class I	$1,000.00	$1,019.70	1.05%	$ 5.29
TETON Westwood Intermediate Bond Fund
Actual Fund Return
Class AAA	$1,000.00	$ 998.60	1.00%	$ 4.98
Class A	$1,000.00	$ 998.10	1.10%	$ 5.48
Class B	$1,000.00	$ 995.00	1.75%	$ 8.70
Class C	$1,000.00	$ 994.80	1.75%	$ 8.70
Class I	$1,000.00	$ 999.80	0.75%	$ 3.74
Hypothetical 5% Return
Class AAA	$1,000.00	$1,019.95	1.00%	$ 5.04
Class A	$1,000.00	$1,019.45	1.10%	$ 5.54
Class B	$1,000.00	$1,016.21	1.75%	$ 8.80
Class C	$1,000.00	$1,016.21	1.75%	$ 8.80
Class I	$1,000.00	$1,021.19	0.75%	$ 3.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2013:

TETON Westwood Mighty Mites Fund

U.S. Government Obligations	10.9%
Diversified Industrial	8.6%
Health Care	8.6%
Business Services	5.8%
Financial Services	5.2%
Equipment and Supplies	5.2%
Electronics	4.5%
Automotive: Parts and Accessories	4.3%
Computer Software and Services	3.9%
Broadcasting	3.7%
Food and Beverage	3.3%
Aviation: Parts and Services	3.3%
Retail	2.8%
Restaurants	2.7%
Consumer Products	2.7%
Specialty Chemicals	2.1%
Machinery	2.0%
Hotels and Gaming	1.9%
Telecommunications	1.8%
Publishing	1.7%
Real Estate	1.6%
Energy and Utilities: Services	1.5%
Building and Construction	0.9%
Energy and Utilities: Natural Gas	0.9%

Metals and Mining	0.9%
Educational Services	0.7%
Consumer Services	0.7%
Energy and Utilities: Water	0.7%
Entertainment	0.6%
Manufactured Housing and Recreational Vehicles	0.6%
Semiconductors	0.6%
Energy and Utilities: Integrated	0.5%
Automotive	0.5%
Energy and Utilities: Oil	0.5%
Aerospace and Defense	0.3%
Transportation	0.3%
Communications Equipment	0.2%
Agriculture	0.2%
Environmental Control	0.2%
Paper and Forest Products	0.2%
Airlines	0.1%
Closed-End Business Development Company	0.1%
Cable	0.0%
Other Assets and Liabilities (Net)	2.2%

100.0%

TETON Westwood SmallCap Equity Fund

Financial Services	13.8%
Electronics	9.3%
Energy and Utilities	9.1%
Diversified Industrial	7.7%
Business Services	7.5%
Retail	7.2%
Health Care	7.0%
Semiconductors	5.9%
Computer Software and Services	5.7%
Building and Construction	3.9%
Aerospace	3.9%
Equipment and Supplies	3.6%
Machinery	2.9%

Consumer Products	2.6%
U.S. Government Obligations	2.4%
Telecommunications	2.0%
Metals and Mining	2.0%
Computer Hardware	1.4%
Specialty Chemicals	0.8%
Entertainment	0.7%
Publishing	0.2%
Communications Equipment	0.1%
Other Assets and Liabilities (Net)	0.3%

100.0%

TETON Westwood Income Fund

Health Care	13.0%
Financial Services	12.8%
Food and Beverage	10.3%
Energy and Utilities: Oil	6.8%
U.S. Government Obligations	5.9%
Diversified Industrial	5.6%
Specialty Chemicals	4.1%
Energy and Utilities: Services	4.0%
Telecommunications	3.7%
Energy and Utilities: Natural Gas	3.4%
Energy and Utilities: Water	3.3%
Paper and Forest Products	3.0%
Banking	2.9%
Consumer Staples	2.3%
Consumer Products	2.2%
Computer Hardware	2.2%
Electronics	2.2%
Wireless Communications	1.8%

Retail	1.7%
Real Estate Investment Trusts	1.7%
Machinery	1.7%
Metals and Mining	1.6%
Automotive	1.0%
Environmental Services	1.0%
Energy and Utilities: Integrated	0.7%
Agriculture	0.4%
Other Assets and Liabilities (Net)	0.7%

100.0%

Summary of Portfolio Holdings (Unaudited)

TETON Westwood Equity Fund

Health Care	16.2%
Banking	11.0%
Financial Services	10.0%
Energy: Oil	8.8%
Computer Software and Services	7.0%
Food and Beverage	6.3%
Retail	5.2%
Entertainment	5.0%
Energy: Integrated	4.1%
Aerospace	4.1%
Diversified Industrial	3.1%
Communications Equipment	2.9%
Transportation	2.1%

Business Services	2.1%
Cable and Satellite	2.1%
Energy: Natural Gas	2.0%
Consumer Products	2.0%
Specialty Chemicals	1.9%
Automotive	1.9%
Mutual Funds	1.3%
Automotive: Parts and Accessories	1.2%
Electronics	0.2%
Other Assets and Liabilities (Net)	(0.5)%

100.0%

TETON Westwood Balanced Fund

Banking	11.8%
Health Care	10.7%
U.S. Government Obligations	8.8%
Energy: Oil	8.5%
Financial Services	7.4%
U.S. Government Agency Obligations	6.0%
Computer Software and Services	5.3%
Retail	4.6%
Food and Beverage	3.8%
Entertainment	3.4%
Energy: Integrated	3.1%
Transportation	3.1%
Mutual Funds	2.8%
Aerospace	2.6%
Diversified Industrial	2.4%

Energy: Natural Gas	2.3%
Electronics	1.9%
Communications Equipment	1.7%
Cable and Satellite	1.4%
Specialty Chemicals	1.3%
Consumer Products	1.2%
Business Services	1.2%
Automotive	1.2%
Metals and Mining	0.9%
Wireless Communications	0.9%
Real Estate Investment Trusts	0.8%
Automotive: Parts and Accessories	0.7%
Other Assets and Liabilities (Net)	0.2%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	37.7%
U.S. Government Agency Obligations	33.6%
U.S. Government Obligations	25.2%

Mutual Funds	4.5%
Other Assets and Liabilities (Net)	(1.0)%

100.0%

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.7%
	Aerospace and Defense — 0.3%
252,312	Innovative Solutions & Support Inc.	$1,138,107	$1,243,898
158,229	Kratos Defense & Security Solutions Inc.†	1,677,574	795,892

		2,815,681	2,039,790

	Agriculture — 0.2%
225	J.G. Boswell Co.	144,675	191,405
69,000	Limoneira Co.	1,383,215	1,333,080

		1,527,890	1,524,485

	Airlines — 0.1%
225,000	AMR Corp.†	86,373	933,750

	Automotive — 0.5%
26,200	Lithia Motors Inc., Cl. A	462,577	1,243,976
66,500	Sonic Automotive Inc., Cl. A	849,600	1,473,640
75,000	Wabash National Corp.†	141,575	762,000

		1,453,752	3,479,616

	Automotive: Parts and Accessories — 4.2%
5,000	China Automotive Systems Inc.†	25,813	24,050
105,000	Dana Holding Corp.	624,230	1,872,150
40,000	Federal-Mogul Corp.†	479,728	241,200
20,600	Gentherm Inc.†	299,688	337,428
136,600	Modine Manufacturing Co.†	1,052,167	1,243,060
60,000	Puradyn Filter Technologies Inc.†	13,098	10,350
31,517	Shiloh Industries Inc.	325,425	339,438
27,200	Spartan Motors Inc.	137,501	144,432
232,060	Standard Motor Products Inc.	2,167,374	6,432,703
178,800	Strattec Security Corp.(a)	3,704,934	5,083,284
356,313	Superior Industries International Inc.	6,417,550	6,655,927
39,000	Tenneco Inc.†	121,471	1,533,090
370,806	The Pep Boys - Manny, Moe & Jack†	3,695,800	4,371,803
55,000	Tower International Inc.†	714,935	770,000
17,879	West Marine Inc.†	193,231	204,357

		19,972,945	29,263,272

	Aviation: Parts and Services — 3.3%
13,500	Astronics Corp.†	180,657	402,570
3,577	Astronics Corp., Cl. B†	47,527	105,200
124,485	Ducommun Inc.†	2,119,890	2,463,558
1,208,800	GenCorp Inc.†	5,446,510	16,077,040
116,601	Kaman Corp.	2,056,561	4,135,837

		9,851,145	23,184,205

	Broadcasting — 3.7%
614,200	Acme Communications Inc.	24,036	85,988
561,000	Beasley Broadcast Group Inc., Cl. A(a)	2,977,651	3,309,900
100,000	Crown Media Holdings Inc., Cl. A†	384,596	205,000
3,700	Cumulus Media Inc., Cl. A†	2,201	12,469
73,800	Entercom Communications Corp., Cl. A†	57,011	549,072
3,800	Equity Media Holdings Corp.†(b)	1,722	0
186,261	Fisher Communications Inc	3,830,240	7,308,882
924	Granite Broadcasting Corp.†(b)	24,780	5
607,500	Gray Television Inc.†	402,406	2,849,175
30,832	Gray Television Inc., Cl. A†	52,106	126,411
160,834	LIN TV Corp., Cl. A†	343,768	1,767,566
1,010,029	Media General Inc., Cl. A†	4,372,074	5,999,572

Shares		Cost	Market Value
328,199	Salem Communications Corp., Cl. A	$1,204,504	$2,602,618
49,500	Sinclair Broadcast Group Inc., Cl. A	88,760	1,001,880

		13,765,855	25,818,538

	Building and Construction — 0.9%
100	Builders FirstSource Inc.†	466	586
834,565	Huttig Building Products Inc.†	884,949	2,261,671
176,000	Material Sciences Corp.†	327,125	1,900,800
68,974	MYR Group Inc.†	1,524,397	1,694,001
500	Nortek Inc.†	20,053	35,680
32,300	The Monarch Cement Co.	825,357	702,525

		3,582,347	6,595,263

	Business Services — 5.8%
101,100	ACCO Brands Corp.†	942,277	675,348
28,000	ANC Rental Corp.†(b)	840	3
235,000	Ascent Capital Group Inc., Cl. A†	6,186,557	17,493,400
19,000	Cenveo Inc.†	63,979	40,850
103	Chazak Value Corp.†(b)	0	0
662,189	Edgewater Technology Inc.†(a)	2,018,671	2,589,159
50,000	Fortegra Financial Corp.†	394,500	438,000
105,236	GP Strategies Corp.†	958,211	2,510,931
23,300	ICF International Inc.†	558,939	633,760
70,000	Intermec Inc.†	579,493	688,100
464,877	Internap Network Services Corp.†	2,990,338	4,346,600
32,029	KAR Auction Services Inc.	443,660	641,541
6,500	Keynote Systems Inc.	122,922	90,740
1,500	Liquidity Services Inc.†	7,977	44,715
20,000	Macquarie Infrastructure Co. LLC	346,319	1,080,800
27,500	McGrath RentCorp	739,258	855,250
269,610	ModusLink Global Solutions Inc.†	1,258,918	889,713
30,000	Pendrell Corp.†	48,782	49,800
208,375	PRGX Global Inc.†	1,229,747	1,448,206
290,900	Pure Technologies Ltd.†	1,343,932	1,354,488
155,438	Stamps.com Inc.†	1,443,790	3,881,287
640,800	Swisher Hygiene Inc.†	733,245	813,734
51,700	The Active Network Inc.†	277,235	216,623
175,000	Trans-Lux Corp.†	79,616	44,625

		22,769,206	40,827,673

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A†(b)	15,750	0
90,000	Adelphia Communications Corp., Escrow†(b)	0	0
90,000	Adelphia Recovery Trust†	0	720
20,000	Outdoor Channel Holdings Inc.	133,746	178,400

		149,496	179,120

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	499,586	577,350

	Communications Equipment — 0.2%
29,900	Communications Systems Inc.	316,200	294,515
385,000	Sycamore Networks Inc.	1,001,103	142,450
265,077	Symmetricom Inc.†	1,459,762	1,203,450
3,000	Technical Communications Corp.	18,350	12,300
30,000	ViewCast.com Inc.†	14,100	1,950

		2,809,515	1,654,665

	Computer Software and Services — 3.9%
10,000	Blucora Inc.†	158,892	154,800
276,200	Callidus Software Inc.†	1,613,696	1,262,234

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
34,987	Carbonite Inc.†	$348,278	$383,108
16,000	Cinedigm Digital Cinema Corp.†	27,077	24,960
102,538	Computer Task Group Inc.	957,516	2,193,288
28,100	Constant Contact Inc.†	392,805	364,738
80,000	CyrusOne Inc.	1,520,000	1,827,200
20,000	Daegis Inc.†	29,483	22,800
85,000	EarthLink Inc.	625,813	460,700
40,000	Emulex Corp.†	300,065	261,200
805,000	FalconStor Software Inc.†	2,821,736	2,157,400
451,900	Furmanite Corp.†	2,680,789	3,023,211
1,910	Gemalto NV	10,942	166,610
532,674	Global Sources Ltd.†	3,845,395	4,027,015
45,300	GSE Systems Inc.†	245,965	90,600
204,250	Guidance Software Inc.†	1,448,420	2,216,113
350,000	Harris Interactive Inc.†	396,911	588,000
437,709	Lionbridge Technologies Inc.†	1,558,896	1,693,934
107,900	Mercury Systems Inc.†	1,571,961	795,223
252,500	Mitek Systems Inc.†	971,310	1,181,700
4,400	MTS Systems Corp.	166,619	255,860
154,831	Official Payments Holdings Inc.†	884,484	877,892
115,096	Pervasive Software Inc.†	754,855	1,055,430
12,000	Qualstar Corp.†	17,642	20,040
65,800	Rimage Corp.	706,822	593,516
51,541	Schawk Inc.	793,623	566,436
105,662	SeaChange International Inc.†	1,220,455	1,256,321
3,800	Tyler Technologies Inc.†	39,378	232,788

		26,109,828	27,753,117

	Consumer Products — 2.7%
352,289	A. T. Cross Co., Cl. A†	3,738,515	4,851,020
15,000	Blyth Inc.	295,953	260,400
2,000	Brunswick Corp.	30,085	68,440
41,800	Callaway Golf Co.	277,302	276,716
585,000	Eastman Kodak Co.†	307,064	175,500
4,300	Johnson Outdoors Inc., Cl. A†	33,657	102,512
119,376	Kid Brands Inc.†	869,672	185,033
11,400	Lakeland Industries Inc.†	109,829	40,698
888,049	Marine Products Corp.	5,478,343	6,536,041
13,000	MarineMax Inc.†	63,807	176,670
200	National Presto Industries Inc.	5,745	16,100
40,900	Nautilus Inc.†	128,808	298,570
130,009	Oil-Dri Corp. of America	2,310,084	3,540,145
5,700	PC Group Inc.†	3,465	54
73,131	Steinway Musical Instruments Inc.†	1,471,959	1,756,607
10,400	Syratech Corp.†	2,600	31
157,917	The Wet Seal Inc., Cl. A†	580,500	476,909
119,200	ValueVision Media Inc., Cl. A†	546,447	412,432

		16,253,835	19,173,878

	Consumer Services — 0.7%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	1,494,779	2,528,756
27,000	Bowlin Travel Centers Inc.†	30,327	36,855
800	Collectors Universe Inc.	783	9,416
7,526	JTH Holding Inc., Cl. A†	120,442	118,836
175,000	Stewart Enterprises Inc., Cl. A	1,023,574	1,625,750
3,500	Valassis Communications Inc.	4,639	104,545
47,705	XO Group Inc.†	423,977	477,050

		3,098,521	4,901,208

	Diversified Industrial — 8.6%
20,000	A.M. Castle & Co.†	219,152	350,000
54,000	American Railcar Industries Inc.	726,623	2,523,960
210,300	Ampco-Pittsburgh Corp.	5,181,574	3,976,773
167,500	Burnham Holdings Inc., Cl. A(a)	2,426,687	3,015,000
126,197	Chase Corp.	1,766,411	2,438,126

Shares		Cost	Market Value
127,300	Columbus McKinnon Corp.†	$2,109,769	$2,450,525
189,000	FormFactor Inc.†	1,520,816	888,300
49,300	Graham Corp.	701,770	1,219,682
283,603	Griffon Corp.	2,946,130	3,380,548
394,100	Handy & Harman Ltd.†	2,260,988	6,065,199
25,000	Haulotte Group SA†	134,090	219,518
17,000	Haynes International Inc.	841,779	940,100
242,492	Katy Industries Inc.†	266,149	157,620
27,464	L.B. Foster Co., Cl. A	946,038	1,216,381
60,500	Lawson Products Inc.	926,971	1,063,590
183,949	Lydall Inc.†	1,744,412	2,823,617
64,255	Magnetek Inc.†	1,161,363	897,642
335,788	Myers Industries Inc.	3,228,087	4,687,600
217,875	Park-Ohio Holdings Corp.†	3,882,342	7,218,199
3,200	Raven Industries Inc.	78,948	107,552
15,200	RWC Inc.†	257,184	133,380
389,835	Sevcon Inc.†(a)	2,012,070	1,438,491
80,000	Standex International Corp.	2,379,971	4,417,600
40,588	Steel Partners Holdings LP†	478,819	552,809
109,483	Tredegar Corp.	1,914,568	3,223,179
171,068	Twin Disc Inc.	3,594,897	4,290,385
64,990	Vishay Precision Group Inc.†	1,064,127	954,703

		44,771,735	60,650,479

	Educational Services — 0.7%
345,000	Corinthian Colleges Inc.†	1,841,411	724,500
337,100	Universal Technical Institute Inc.	6,111,844	4,257,573
108,500	Voyager Learning Co., Escrow†(b)	0	0

		7,953,255	4,982,073

	Electronics — 4.5%
30,000	A123 Systems Inc.†	12,594	810
30,500	Alliance Semiconductor Corp.†	64,946	12,352
14,000	Badger Meter Inc.	477,554	749,280
27,396	Ballantyne Strong Inc.†	123,830	115,885
107,300	Bel Fuse Inc., Cl. A	2,027,088	1,480,740
1,800	Bel Fuse Inc., Cl. B	36,012	28,098
2,000	Benchmark Electronics Inc.†	34,870	36,040
55,000	BTU International Inc.†	219,541	124,850
296,500	CTS Corp.	2,309,355	3,095,460
31,000	Daktronics Inc.	278,481	325,500
101,867	Dialight plc	1,243,483	2,004,434
98,049	Electro Scientific Industries Inc.	1,219,030	1,083,441
34,000	IMAX Corp.†	143,748	908,820
20,000	Iteris Inc.†	32,200	36,400
50,500	Mesa Laboratories Inc.	1,266,626	2,675,995
72,800	Methode Electronics Inc.	363,791	937,664
75,000	MOCON Inc.	1,121,749	1,062,000
53,256	MoSys Inc.†	100,121	250,836
63,800	Newport Corp.†	399,295	1,079,496
51,200	Park Electrochemical Corp.	1,095,342	1,297,408
70,000	Pericom Semiconductor Corp.†	699,279	476,700
190,000	Pulse Electronics Corp.†	844,440	76,950
53,874	Rofin-Sinar Technologies Inc.†	1,263,777	1,459,447
79,000	Schmitt Industries Inc.†	214,990	229,890
6,776	Sparton Corp.†	77,815	90,798
275,200	Stoneridge Inc.†	1,430,239	2,099,776
34,000	Texas Industries Inc.†	1,134,243	2,145,740
134,900	Ultra Clean Holdings†	287,575	876,850
224,650	Ultralife Corp.†	1,239,532	983,967
77,800	Ultratech Inc.†	1,323,601	3,075,434
204,000	Zygo Corp.†	1,619,907	3,021,240

		22,705,054	31,842,301

	Energy and Utilities: Integrated — 0.5%
179,800	Headwaters Inc.†	719,458	1,959,820
29,500	MGE Energy Inc.	1,030,612	1,635,480

		1,750,070	3,595,300

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas — 0.9%
71,554	Abraxas Petroleum Corp.†	$291,491	$165,290
22,342	American DG Energy Inc.†	57,459	46,918
34,500	Chesapeake Utilities Corp.	946,099	1,692,225
90,570	Corning Natural Gas Corp.	1,015,904	1,402,929
82,580	Delta Natural Gas Co. Inc.	1,154,988	1,805,199
95,800	Gastar Exploration Ltd.†	406,048	168,608
3,000	Piedmont Natural Gas Co. Inc.	101,218	98,640
35,900	RGC Resources Inc.	410,416	665,945
15,200	U.S. Energy Corp.†	57,250	25,232
10,928	Whitecap Resources Inc.	92,690	104,025

		4,533,563	6,175,011

	Energy and Utilities: Oil — 0.5%
194,844	Callon Petroleum Co.†	1,328,335	720,923
24,333	Halcon Resources Corp.†	137,638	189,557
10,900	Mitcham Industries Inc.†	173,694	184,428
63,600	Tesco Corp.†	543,737	851,604
197,600	Triangle Petroleum Corp.†	1,473,400	1,304,160

		3,656,804	3,250,672

	Energy and Utilities: Services — 1.5%
45,000	Archer Ltd.†	164,353	40,063
84,300	Dawson Geophysical Co.†	2,469,437	2,529,000
20,000	Flotek Industries Inc.†	199,476	327,000
24,690	Gulf Island Fabrication Inc.	677,075	519,971
217,900	Layne Christensen Co.†	4,973,666	4,658,702
70,100	Pike Electric Corp.	661,297	997,523
90,000	RPC Inc.	173,633	1,365,300
9,500	Subsea 7 SA, ADR	32,064	223,345
10,000	TGC Industries Inc.	74,278	99,000

		9,425,279	10,759,904

	Energy and Utilities: Water — 0.7%
6,000	Artesian Resources Corp., Cl. A	73,322	134,820
42,174	Cadiz Inc.†	513,311	285,096
5,000	California Water Service Group	55,553	99,500
64,000	Consolidated Water Co. Ltd.	675,645	633,600
55,000	Energy Recovery Inc.†	235,781	203,500
11,200	Middlesex Water Co.	187,867	218,624
99,300	SJW Corp.	2,338,311	2,631,450
28,500	The York Water Co.	398,710	535,800

		4,478,500	4,742,390

	Entertainment — 0.6%
41,500	Canterbury Park Holding Corp.	424,930	416,660
252,500	Dover Motorsports Inc.	513,680	505,000
674,641	Entravision Communications Corp., Cl. A	1,575,361	2,152,105
77,800	RealD Inc.†	868,001	1,011,400
2,000	RLJ Entertainment Inc.†	9,973	9,320
15,000	Triple Crown Media Inc.†(b)	274	3

		3,392,219	4,094,488

	Environmental Control — 0.2%
7,500	BioteQ Environmental Technologies Inc.†	12,419	997
319,800	Casella Waste Systems Inc., Cl. A†	1,659,961	1,397,526

		1,672,380	1,398,523

	Equipment and Supplies — 5.2%
2,000	AZZ Inc.	34,894	96,400
709,100	Capstone Turbine Corp.†	1,336,107	638,190
137,781	CIRCOR International Inc.	4,403,129	5,855,692
317,549	Core Molding Technologies Inc.†	1,239,905	2,819,835
565,009	Federal Signal Corp.†	3,569,721	4,599,173
308,804	Gerber Scientific Inc., Escrow†(b)	0	3,088

Shares		Cost	Market Value
8,500	Gildemeister AG	$61,536	$178,582
575,000	Interpump Group SpA	4,065,084	4,496,103
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	264,939
89,000	Met-Pro Corp.	962,827	919,370
11,800	Mine Safety Appliances Co.	367,269	585,516
17,903	Powell Industries Inc.†	634,070	941,161
258,366	SL Industries Inc.(a)	2,501,801	4,684,176
40,559	The Eastern Co.	611,454	711,405
66,515	The Gorman-Rupp Co.	1,789,157	1,998,776
50,000	The Greenbrier Companies Inc.†	930,601	1,135,500
309,615	The L.S. Starrett Co., Cl. A(a)	3,641,460	3,421,246
48,979	Titan Machinery Inc.†	840,433	1,359,167
142,000	TransAct Technologies Inc.	636,670	1,120,380
105,500	Vicor Corp.†	657,571	524,335
27,000	WaterFurnace Renewable Energy Inc.	544,223	430,575

		28,936,029	36,783,609

	Financial Services — 5.2%
49,400	Anchor Bancorp.†	508,737	778,050
45,500	BBCN Bancorp Inc.	386,836	594,230
13,000	Berkshire Bancorp Inc.	187,482	108,550
3,900	Berkshire Hills Bancorp Inc.	78,058	99,606
500	BKF Capital Group Inc.†	555	520
75	Burke & Herbert Bank and Trust Co.	95,726	164,625
40,000	Capital Financial Holdings Inc.†	35,200	3,320
6,791	Capitol Federal Financial Inc.	75,244	81,967
29,000	Crazy Woman Creek Bancorp Inc.†	501,616	315,375
275	Farmers & Merchants Bank of Long Beach	1,200,920	1,347,500
10,966	Fidelity Southern Corp.†	67,792	126,109
183,600	Flushing Financial Corp.	2,555,541	3,110,184
10	Guaranty Corp., Cl. A†	137,500	626,250
129,710	Hallmark Financial Services†	1,102,217	1,167,390
6,600	Hampden Bancorp Inc.	75,984	101,706
16,000	Hancock Holding Co.	200,587	494,720
39,900	Heritage Financial Group Inc.	414,190	577,752
66,137	Hudson Valley Holding Corp.	1,248,858	986,103
175,723	JMP Group Inc.	1,462,799	1,214,246
90,843	KKR & Co. LP	265,210	1,755,087
148,462	Meadowbrook Insurance Group Inc.	1,429,095	1,046,657
95,000	Medallion Financial Corp.	747,912	1,255,900
11,055	New York Community Bancorp Inc.	143,811	158,639
28,500	Newport Bancorp Inc.†	356,595	495,900
5,697	Northrim BanCorp Inc.	119,035	128,012
40,000	Oritani Financial Corp.	412,856	619,600
6,000	Provident New York Bancorp	70,885	54,420
45,400	Pzena Investment Management Inc., Cl. A	205,226	295,100
30,000	Simplicity Bancorp Inc.	300,000	450,900
416,838	Steel Excel Inc.†	11,930,445	11,312,983
11	Sunwest Bank†	311,201	423,500
318,800	SWS Group Inc.†	2,394,088	1,928,740
11,000	The Ziegler Companies Inc.†	213,356	284,075
7,500	Tree.com Inc.	61,967	138,675
55,000	Trustco Bank Corp NY	253,000	306,900
45,900	Washington Trust Bancorp Inc.	1,029,683	1,256,742
87,100	Westfield Financial Inc.	746,912	677,638
38,100	Wilshire Bancorp Inc.†	330,044	258,318
100,000	WisdomTree Investments Inc.†	402,626	1,040,000
402,800	Wright Investors’ Service Holdings Inc.†	625,586	946,580
30,000	Xenith Bankshares Inc.†	127,500	154,800

		32,812,875	36,887,369

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage — 3.3%
2,300	Andrew Peller Ltd., Cl. A	$22,063	$25,471
200	Annie’s Inc.†	3,800	7,652
300,000	Boulder Brands Inc.†	1,629,755	2,694,000
65,600	Calavo Growers Inc.	1,512,692	1,887,968
45,000	Diamond Foods Inc.†	914,576	758,700
85,286	Farmer Brothers Co.†	1,121,523	1,253,704
21,000	Feihe International Inc.†	188,063	152,250
1,100	Hanover Foods Corp., Cl. A	110,881	103,345
176,800	Inventure Foods Inc.†	983,662	1,375,504
1,500	J & J Snack Foods Corp.	21,623	115,335
220,300	Lifeway Foods Inc.	2,127,264	3,062,170
13,000	MGP Ingredients Inc.	60,352	56,940
7,800	Rock Field Co. Ltd.	125,557	164,891
5,900	Scheid Vineyards Inc., Cl. A†	89,940	100,300
162,000	Snyders-Lance Inc.	3,484,478	4,092,120
4,000	Spartan Stores Inc.	80,124	70,200
71,135	SunOpta Inc.†	504,204	512,172
19,500	The Boston Beer Co. Inc., Cl. A†	526,832	3,112,980
45,000	The Hain Celestial Group Inc.†	916,110	2,748,600
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	704,343
280,000	Vitasoy International Holdings Ltd.	133,057	315,618
23,000	Willamette Valley Vineyards Inc.†	88,087	110,170

		15,038,430	23,424,433

	Health Care — 8.5%
32,960	Accuray Inc.†	244,893	152,934
5,000	Alere Inc.†	94,541	127,650
80,000	AngioDynamics Inc.†	1,027,675	914,400
13,800	ArthroCare Corp.†	165,518	479,688
340,311	Biolase Inc.†	454,662	1,354,438
72,000	Bio-Reference Laboratories Inc.†	1,539,889	1,870,560
40,000	BioScrip Inc.†	301,840	508,400
10,000	Boiron SA	166,957	518,254
402,039	Cantel Medical Corp.	6,079,050	12,085,292
21,000	Cardica Inc.†	81,246	27,300
110,000	CardioNet Inc.†	557,034	267,300
83,700	Cardiovascular Systems Inc.†	777,615	1,714,176
62,500	Cepheid Inc.†	595,116	2,398,125
116,800	Cutera Inc.†	963,672	1,518,400
53,000	Cynosure Inc., Cl. A†	445,792	1,387,010
3,700	DexCom Inc.†	41,173	61,864
147,300	Exactech Inc.†	2,465,958	3,047,637
25,000	Gentiva Health Services Inc.†	269,196	270,500
41,049	Heska Corp.	395,858	380,524
1,422	ICU Medical Inc.†	48,057	83,827
10,000	Indevus Pharmaceuticals Inc., Escrow†(b)	0	0
548,400	InfuSystems Holdings Inc.†	1,448,541	954,216
172,500	IntriCon Corp.†	678,398	833,175
230,000	Lexicon Pharmaceuticals Inc.†	525,123	501,400
10,000	MAKO Surgical Corp.†	208,384	111,500
73,000	Meridian Bioscience Inc.	1,403,042	1,665,860
87,500	Neogen Corp.†	537,750	4,337,375
4,600	NeoGenomics Inc.†	8,548	18,216
1,000	Nutraceutical International Corp.	11,755	17,350
44,612	Omnicell Inc.†	732,122	842,275
50,000	Opko Health Inc.†	108,408	381,500
17,500	Orthofix International NV†	279,401	627,725
127,800	Pain Therapeutics Inc.	474,067	438,354
197,000	Palomar Medical Technologies Inc.†	2,781,818	2,657,530
2,500	PreMD Inc.†	4,580	4
152,561	Quidel Corp.†	1,733,466	3,623,324
392,238	Rochester Medical Corp.†	4,242,928	5,734,520
69,000	RTI Biologics Inc.†	361,908	271,860

Shares		Cost	Market Value
37,000	Skilled Healthcare Group Inc., Cl. A†	$344,535	$243,090
213,900	Strategic Diagnostics Inc.†	207,526	209,622
95,000	Syneron Medical Ltd.†	819,192	970,900
2,000	Targanta Therapeutics Corp., Escrow†(b)	0	1,280
125,000	Trinity Biotech plc, ADR	1,105,442	2,110,000
80,700	United-Guardian Inc.	713,324	1,565,580
5,000	Uroplasty Inc.†	18,128	12,700
5,174	Utah Medical Products Inc.	143,347	252,336
133,940	Vascular Solutions Inc.†	1,348,519	2,172,507

		36,955,994	59,722,478

	Hotels and Gaming — 1.9%
60,700	Boyd Gaming Corp.†	324,294	501,989
73,540	Churchill Downs Inc.	2,699,766	5,150,742
262,000	Dover Downs Gaming & Entertainment Inc.	1,276,035	544,960
2,500	Florida Gaming Corp.†	6,253	625
356,522	Morgans Hotel Group Co.†	2,678,519	2,110,610
8,500	Multimedia Games Holding Co. Inc.†	76,734	177,395
140,000	Pinnacle Entertainment Inc.†	1,495,004	2,046,800
6,790	Ryman Hospitality Properties Inc.	168,276	310,643
218,174	The Marcus Corp.	2,633,880	2,724,993

		11,358,761	13,568,757

	Machinery — 2.0%
88,044	Astec Industries Inc.	2,719,556	3,075,377
15,000	Bolzoni SpA	40,097	50,646
11,000	DXP Enterprises Inc.†	140,765	821,700
134,000	Flow International Corp.†	210,750	523,940
146,000	Global Power Equipment Group Inc.	3,405,262	2,572,520
6,000	Hardinge Inc.	54,215	81,780
108,111	Key Technology Inc.†	1,948,398	1,366,523
6,000	Lindsay Corp.	180,673	529,080
50,300	Tennant Co.	1,073,836	2,442,568
14,800	The Middleby Corp.†	464,969	2,251,820

		10,238,521	13,715,954

	Manufactured Housing and Recreational Vehicles — 0.6%
14,159	Arctic Cat Inc.†	190,725	618,748
28,001	Cavco Industries Inc.†	974,251	1,332,008
54,900	Nobility Homes Inc.†	520,211	298,107
94,085	Skyline Corp.†	847,520	561,687
61,000	Winnebago Industries Inc.†	626,036	1,259,040

		3,158,743	4,069,590

	Metals and Mining — 0.9%
85,000	5N Plus Inc.†	306,827	179,062
650,000	Alkane Resources Ltd.†	704,489	392,512
20,000	Camino Minerals Corp.†	3,744	2,166
100,000	Duluth Metals Ltd.†	298,512	190,973
178,800	Materion Corp.	3,785,500	5,095,800
600,000	Tanami Gold NL†	556,226	99,950

		5,655,298	5,960,463

	Paper and Forest Products — 0.2%
14,669	Keweenaw Land Association Ltd.†	1,254,074	1,027,563
5,000	Wausau Paper Corp.	53,990	53,900

		1,308,064	1,081,463

	Publishing — 1.7%
171,300	Belo Corp., Cl. A	348,288	1,683,879
115,000	Cambium Learning Group Inc.†	443,390	118,450
755,000	Il Sole 24 Ore SpA†	1,342,802	481,480

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
1,190,000	Journal Communications Inc., Cl. A†	$3,091,197	$7,996,800
145,000	The E.W. Scripps Co., Cl. A†	533,809	1,744,350

		5,759,486	12,024,959

	Real Estate — 1.6%
30,000	Ambase Corp.	77,600	38,100
8,500	Bresler & Reiner Inc.†	99,295	3,230
6,000	Capital Properties Inc., Cl. B(b)(c)	0	43,800
17,800	Capital Properties Inc., Cl. A	206,606	129,940
107,000	Cohen & Steers Inc.	2,286,536	3,859,490
31,963	DGT Holdings Corp.†	440,723	426,706
90,988	Griffin Land & Nurseries Inc.	2,506,077	2,734,189
1,360	Gyrodyne Co. of America Inc.	31,334	99,998
6,900	Holobeam Inc.†	126,064	142,002
132,500	Reading International Inc., Cl. A†	668,781	742,000
60,756	Reading International Inc., Cl. B†	477,588	424,684
2,508	Royalty LLC†(b)(c)	0	7,550
84,000	Tejon Ranch Co.†	2,450,140	2,501,520

		9,370,744	11,153,209

	Restaurants — 2.7%
16,399	Biglari Holdings Inc.†	4,688,482	6,119,943
90,500	Denny’s Corp.†	293,666	522,185
148,143	Famous Dave’s of America Inc.†	1,419,941	1,608,833
209,929	Nathan’s Famous Inc.†	4,129,985	8,869,500
56,000	The Cheesecake Factory Inc.	1,620,138	2,162,160

		12,152,212	19,282,621

	Retail — 2.8%
45,000	Aaron’s Inc.†	831,035	1,290,600
80,500	Big 5 Sporting Goods Corp.	996,755	1,256,605
91,385	Coastal Contacts Inc.†	534,117	571,156
102,500	Coldwater Creek Inc.†	869,342	323,900
10,000	Destination XL Group Inc.†	44,631	50,900
171,437	Hot Topic Inc.	1,015,047	2,379,546
181,200	Ingles Markets Inc., Cl. A	2,942,845	3,892,176
315,800	Krispy Kreme Doughnuts Inc.†	1,982,146	4,560,152
15,800	Movado Group Inc.	196,770	529,616
3,000	Orchard Supply Hardware Stores Corp., Cl. A†	38,231	11,880
28,000	Pier 1 Imports Inc.	293,203	644,000
74,300	Rush Enterprises Inc., Cl. A†	1,185,555	1,792,116
57,500	Rush Enterprises Inc., Cl. B†	623,178	1,184,500
46,000	The Bon-Ton Stores Inc.	325,330	598,000
20,000	Village Super Market Inc., Cl. A	538,753	673,800
100	Winmark Corp.	5,511	6,299

		12,422,449	19,765,246

	Semiconductors — 0.6%
236,160	Cascade Microtech Inc.†	1,323,037	1,690,906
127,500	Entegris Inc.†	627,307	1,257,150
93,700	IXYS Corp.	991,052	898,583
4,000	PLX Technology Inc.†	26,484	18,240
66,666	Rubicon Ltd.†	37,762	17,292

		3,005,642	3,882,171

Shares		Cost	Market Value
	Specialty Chemicals — 2.1%
63,000	Chemtura Corp.†	$941,074	$1,361,430
1,052,800	Ferro Corp.†	4,991,904	7,106,400
267,226	General Chemical Group Inc.†(a)	59,859	64,802
13,600	Hawkins Inc.	204,652	543,320
4,000	Minerals Technologies Inc.	116,940	166,040
200	Navigator Holdings Ltd.†	8,474	8,470
240,000	OMNOVA Solutions Inc.†	459,053	1,840,800
1,388	Penford Corp.†	10,611	15,226
255,868	Zep Inc.	3,536,779	3,840,579

		10,329,346	14,947,067

	Telecommunications — 1.8%
66,200	Atlantic Tele-Network Inc.	2,590,675	3,211,362
421,305	Cincinnati Bell Inc.†	1,471,257	1,373,454
294	Consolidated Communications Holdings Inc.	4,505	5,160
1,000	Electronic Systems Technology Inc.†	705	355
71,600	HickoryTech Corp.	690,182	726,740
250	Horizon Telecom Inc., Cl. B	28,589	8,125
42,000	Ixia†	653,110	908,880
56,100	New ULM Telecom Inc.	547,403	336,881
4,100	North State Telecommunications Corp., Cl. A	349,343	337,738
7,788	Preformed Line Products Co.	338,590	544,926
39,700	Primus Telecommunications Group Inc.	456,561	438,685
250,799	Shenandoah Telecommunications Co.	2,684,462	3,819,669
52,353	Telular Corp.	538,300	526,671
17,875	Windstream Corp.	179,823	142,106

		10,533,505	12,380,752

	Transportation — 0.3%
8,200	PHI Inc.†	130,182	263,466
102,308	Providence and Worcester Railroad Co.	1,391,076	1,552,012
1	Trailer Bridge Inc.†(b)	7,995	465

		1,529,253	1,815,943

	TOTAL COMMON STOCKS	439,650,186	609,863,155

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	229,855	840,512

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Cv., Pfd., Ser. 2003†(b)	7,625	16,510

	RIGHTS — 0.1%
	Health Care — 0.1%
300,000	Adolor Corp., expire 07/01/19†(b)	0	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†(b)	0	190,000

	TOTAL RIGHTS	0	346,000

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Metals and Mining — 0.0%
6,667	Duluth Metals Ltd., expire 07/31/13†(b)(c)	$0	$0

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†(b)	0	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†(b)	0	0

		0	0

	TOTAL WARRANTS	0	0

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$40,860	Capital Properties Inc., 5.000%, 12/31/22(b)	40,860	40,860

	U.S. GOVERNMENT OBLIGATIONS — 10.9%
76,950,000	U.S. Treasury Bills, 0.050% to 0.125%††, 04/04/13 to 09/19/13	76,930,140	76,933,453

	TOTAL INVESTMENTS — 97.8%	$516,858,666	688,040,490

	Other Assets and Liabilities (Net) — 2.2%		15,202,199

	NET ASSETS — 100.0%		$703,242,689

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $459,564 or 0.07% of net assets.

(c)

At March 31, 2013, the Fund held investments in restricted and illiquid securities amounting to $51,350 or 0.01% of net assets, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$7.3000
2,508	Royalty LLC	09/09/03	—	3.0104
6,667	Duluth Metals Ltd., Warrants expire 07/31/13	08/19/11	—	—

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

CVR Contingent Value Right

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.3%
	Aerospace — 3.9%
42,950	AAR Corp.	$775,186	$789,850
26,100	Hexcel Corp.†	569,694	757,161

		1,344,880	1,547,011

	Building and Construction — 3.9%
12,350	Aegion Corp.†	194,017	285,902
14,400	Builders FirstSource Inc.†	77,257	84,384
18,550	Dycom Industries Inc.†	322,040	365,249
33,600	MYR Group Inc.†	703,264	825,216

		1,296,578	1,560,751

	Business Services — 7.5%
21,950	ABM Industries Inc.	471,552	488,168
23,800	Checkpoint Systems Inc.†	299,777	310,828
15,350	Convergys Corp.	190,932	261,410
19,550	FTI Consulting Inc.†	669,476	736,253
5,400	G & K Services Inc., Cl. A	168,566	245,754
10,750	KAR Auction Services Inc.	168,377	215,323
6,600	McGrath RentCorp	166,245	205,260
30,450	PRGX Global Inc.†	211,969	211,628
11,400	The Active Network Inc.†	69,257	47,766
8,700	The Brink’s Co.	215,068	245,862

		2,631,219	2,968,252

	Communications Equipment — 0.1%
6,300	Symmetricom Inc.†	28,636	28,602

	Computer Hardware — 1.4%
46,700	QLogic Corp.†	723,918	541,720

	Computer Software and Services — 5.7%
2,300	Akamai Technologies Inc.†	52,428	81,167
2,400	Belden Inc.	66,875	123,960
10,600	Bottomline Technologies Inc.†	191,501	302,206
26,500	Callidus Software Inc.†	145,774	121,105
9,800	Constant Contact Inc.†	129,645	127,204
8,000	Guidance Software Inc.†	78,959	86,800
13,900	Heartland Payment Systems Inc.	283,556	458,283
4,200	Informatica Corp.†	114,797	144,774
10,300	Netscout Systems Inc.†	142,913	253,071
18,700	Progress Software Corp.†	383,084	425,986
5,400	PTC Inc.†	108,099	137,646

		1,697,631	2,262,202

	Consumer Products — 2.6%
12,850	A. T. Cross Co., Cl. A†	151,407	176,944
9,900	ACCO Brands Corp.†	74,676	66,132
9,000	Hanesbrands Inc.†	267,894	410,040
7,150	Knoll Inc.	103,044	129,630
9,200	True Religion Apparel Inc.	268,411	240,212

		865,432	1,022,958

	Diversified Industrial — 7.7%
16,500	Badger Meter Inc.	555,187	883,080
8,250	Barnes Group Inc.	201,245	238,672
24,160	Columbus McKinnon Corp.†	402,544	465,080
16,800	Furmanite Corp.†	96,746	112,392
3,738	Griffon Corp.	33,122	44,557
5,400	Itron Inc.†	211,601	250,560
6,550	Kaydon Corp.	215,144	167,549
7,550	Kennametal Inc.	300,376	294,752
24,100	Sealed Air Corp.	426,528	581,051

		2,442,493	3,037,693

	Electronics — 9.3%
6,500	Avnet Inc.†	205,163	235,300
58,550	Electro Scientific Industries Inc.	847,186	646,978
19,600	General Cable Corp.†	622,841	717,948
7,450	International Rectifier Corp.†	145,004	157,568
2,800	Molex Inc.	58,973	81,984

Shares		Cost	Market Value
45,400	Newport Corp.†	$607,192	$768,168
4,100	Park Electrochemical Corp.	95,151	103,894
18,500	TTM Technologies Inc.†	273,887	140,600
14,750	Vishay Intertechnology Inc.†	142,803	200,748
16,200	Woodward Inc.	538,914	644,112

		3,537,114	3,697,300

	Energy and Utilities — 9.1%
20,000	Approach Resources Inc.†	516,875	492,200
22,400	Comstock Resources Inc.†	378,199	364,000
12,600	Energy XXI Bermuda Ltd.	393,949	342,972
27,800	Goodrich Petroleum Corp.†	469,106	435,070
5,750	Gulf Island Fabrication Inc.	176,057	121,095
11,750	Matrix Service Co.†	136,205	175,075
37,500	Newpark Resources Inc.†	284,202	348,000
32,900	Patterson-UTI Energy Inc.	680,976	784,336
39,650	PetroQuest Energy Inc.†	267,102	176,046
16,550	Pike Electric Corp.	142,123	235,507
10,900	Tesco Corp.†	122,805	145,951

		3,567,599	3,620,252

	Entertainment — 0.7%
15,200	RealD Inc.†	189,062	197,600
4,850	Take-Two Interactive Software Inc.†	51,964	78,328

		241,026	275,928

	Equipment and Supplies — 3.6%
4,100	CIRCOR International Inc.	151,496	174,250
10,700	Crown Holdings Inc.†	403,996	445,227
7,250	GrafTech International Ltd.†	103,230	55,680
11,150	Mine Safety Appliances Co.	380,456	553,263
4,600	Moog Inc., Cl. A†	157,769	210,818

		1,196,947	1,439,238

	Financial Services — 13.8%
5,450	Anchor Bancorp.†	52,001	85,837
4,900	BancorpSouth Inc.	72,338	79,870
9,000	BankUnited Inc.	217,482	230,580
11,750	BBCN Bancorp Inc.	87,734	153,455
4,600	Berkshire Hills Bancorp Inc.	106,506	117,484
10,500	Boston Private Financial Holdings Inc.	79,344	103,740
27,650	Brown & Brown Inc.	637,582	885,906
12,300	Cardinal Financial Corp.	139,027	223,614
9,700	Columbia Banking System Inc.	181,416	213,206
7,050	Fidelity National Financial Inc., Cl. A	111,759	177,872
3,900	Financial Institutions Inc.	63,254	77,844
14,300	Flushing Financial Corp.	188,821	242,242
12,600	Glacier Bancorp Inc.	181,714	239,148
3,900	HF Financial Corp.	33,739	53,469
11,784	Hudson Valley Holding Corp.	206,011	175,699
11,100	Investors Bancorp Inc.	188,279	208,458
4,750	National Penn Bancshares Inc.	28,909	50,778
4,750	OceanFirst Financial Corp.	62,176	68,495
2,900	Old National Bancorp	32,711	39,875
14,850	Oriental Financial Group Inc.	177,646	230,324
7,600	Oritani Financial Corp.	111,304	117,724
9,750	Sterling Bancorp	97,729	99,060
12,200	Stifel Financial Corp.†	385,118	422,974
14,200	Trustco Bank Corp. NY	65,679	79,236
7,750	Umpqua Holdings Corp.	86,219	102,765
23,200	ViewPoint Financial Group Inc.	410,535	466,552
12,700	Washington Federal Inc.	198,354	222,250
8,800	Washington Trust Bancorp Inc.	193,672	240,944
14,000	Xenith Bankshares Inc.†	57,380	72,240

		4,454,439	5,481,641

	Health Care — 7.0%
9,050	AngioDynamics Inc.†	126,045	103,441

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
4,800	ArthroCare Corp.†	$148,150	$166,848
2,100	ICU Medical Inc.†	85,762	123,795
11,050	Omnicare Inc.	348,303	449,956
5,350	Omnicell Inc.†	70,208	101,008
23,050	Patterson Companies Inc.	699,918	876,822
5,600	STERIS Corp.	181,854	233,016
2,950	Teleflex Inc.	177,985	249,305
1,800	Thoratec Corp.†	53,914	67,500
16,900	VCA Antech Inc.†	308,786	396,981

		2,200,925	2,768,672

	Machinery — 2.9%
16,500	Briggs & Stratton Corp.	287,012	409,200
15,150	Flow International Corp.†	37,812	59,237
15,000	Trinity Industries Inc.	433,127	679,950

		757,951	1,148,387

	Metals and Mining — 2.0%
9,650	Carpenter Technology Corp.	470,131	475,648
21,300	Globe Specialty Metals Inc.	351,845	296,496

		821,976	772,144

	Publishing — 0.2%
1,600	Meredith Corp.	46,356	61,216

	Retail — 7.2%
4,250	American Eagle Outfitters Inc.	50,983	79,475
9,200	Big 5 Sporting Goods Corp.	74,585	143,612
32,250	Ethan Allen Interiors Inc.	597,243	1,061,670
20,300	Penske Automotive Group Inc.	442,173	677,208
21,200	Rush Enterprises Inc., Cl. A†	383,586	511,344
30,850	The Jones Group Inc.	355,836	392,412

		1,904,406	2,865,721

	Semiconductors — 5.9%
29,100	ATMI Inc.†	555,530	652,713
20,300	Brooks Automation Inc.	169,228	206,654
18,400	Cascade Microtech Inc.†	89,393	131,744
18,700	Entegris Inc.†	145,817	184,382

Shares		Cost	Market Value
81,300	FormFactor Inc.†	$577,337	$382,110
28,800	Intersil Corp., Cl. A	288,114	250,848
35,900	ON Semiconductor Corp.†	277,715	297,252
6,100	Ultratech Inc.†	158,903	241,133

		2,262,037	2,346,836

	Specialty Chemicals — 0.8%
7,500	PolyOne Corp.	85,272	183,075
8,500	Zep Inc.	149,927	127,585

		235,199	310,660

	Telecommunications — 2.0%
4,650	Atlantic Tele-Network Inc.	163,864	225,571
19,500	Polycom Inc.†	236,320	216,060
6,400	Procera Networks Inc.†	79,830	76,096
25,600	Sierra Wireless Inc.†	248,669	271,104

		728,683	788,831

	TOTAL COMMON STOCKS	32,985,445	38,546,015

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$973,000	U.S. Treasury Bills, 0.065% to 0.120%††, 05/02/13 to 08/15/13	972,680	972,763

	TOTAL INVESTMENTS — 99.7%	$33,958,125	39,518,778

	Other Assets and Liabilities (Net) — 0.3%		103,926

	NET ASSETS — 100.0%		$39,622,704

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Income Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 92.6%
	Agriculture — 0.4%
1,000	Archer Daniels Midland Co.	$28,410	$33,730

	Automotive — 1.0%
3,000	General Motors Co.†	84,503	83,460

	Banking — 2.9%
4,000	Bank of America Corp.	49,700	48,720
4,000	U.S. Bancorp	131,903	135,720
5,042	Valley National Bancorp	81,797	51,630

		263,400	236,070

	Computer Hardware — 2.2%
400	Apple Inc.	142,376	177,052

	Consumer Products — 2.2%
2,200	Tupperware Brands Corp.	107,630	179,828

	Consumer Staples — 2.3%
6,000	Mondelez International Inc., Cl. A	127,789	183,660

	Diversified Industrial — 5.6%
6,000	General Electric Co.	94,338	138,720
2,000	Honeywell International Inc.	78,538	150,700
5,000	Tyco International Ltd.	142,150	160,000

		315,026	449,420

	Electronics — 2.2%
8,000	Intel Corp.	188,828	174,800

	Energy and Utilities: Integrated — 0.7%
1,334	FirstEnergy Corp.	50,482	56,295

	Energy and Utilities: Natural Gas — 3.4%
1,500	Enterprise Products Partners LP	66,903	90,435
6,000	Spectra Energy Corp.	155,279	184,500

		222,182	274,935

	Energy and Utilities: Oil — 6.8%
1,500	Chevron Corp.	127,333	178,230
3,500	ConocoPhillips	213,513	210,350
2,250	Phillips 66	86,073	157,433

		426,919	546,013

	Energy and Utilities: Services — 4.0%
5,000	Halliburton Co.	180,373	202,050
1,000	Noble Corp.	48,772	38,150
1,500	Transocean Ltd.†	107,798	77,940

		336,943	318,140

	Energy and Utilities: Water — 3.3%
6,500	American Water Works Co. Inc.	113,655	269,360

	Environmental Services — 1.0%
2,000	Waste Management Inc.	69,920	78,420

	Financial Services — 12.0%
4,000	American International Group Inc.†	130,000	155,280
800	BlackRock Inc.	126,144	205,504
2,700	Citigroup Inc.	121,500	119,448
2,800	CME Group Inc.	164,453	171,892
2,000	JPMorgan Chase & Co.	77,560	94,920
6,000	Wells Fargo & Co.	193,140	221,940

		812,797	968,984

	Food and Beverage — 10.3%
7,000	ConAgra Foods Inc.	174,145	250,670
6,522	General Mills Inc.	193,302	321,600
2,000	Kraft Foods Group Inc.	68,591	103,060
2,000	PepsiCo Inc.	107,960	158,220

		543,998	833,550

Shares		Cost	Market Value
	Health Care — 13.0%
2,000	AbbVie Inc.	$54,652	$81,560
2,000	AstraZeneca plc, ADR	85,794	99,960
3,783	Bristol-Myers Squibb Co.	99,310	155,822
1,000	Eli Lilly & Co.	43,784	56,790
1,500	Johnson & Johnson	85,403	122,295
2,520	Mead Johnson Nutrition Co.	107,163	195,174
3,000	Merck & Co. Inc.	115,194	132,690
6,940	Pfizer Inc.	146,422	200,288

		737,722	1,044,579

	Machinery — 1.7%
5,000	Xylem Inc.	132,724	137,800

	Metals and Mining — 1.6%
3,000	Newmont Mining Corp.	147,074	125,670

	Paper and Forest Products — 3.0%
5,200	International Paper Co.	149,403	242,216

	Real Estate Investment Trusts — 1.7%
5,000	Starwood Property Trust Inc.	89,451	138,800

	Retail — 1.7%
2,000	The Home Depot Inc.	79,247	139,560

	Specialty Chemicals — 4.1%
1,500	Air Products & Chemicals Inc.	119,868	130,680
4,000	E. I. du Pont de Nemours and Co.	198,318	196,640

		318,186	327,320

	Telecommunications — 3.7%
4,000	AT&T Inc.	128,045	146,760
3,000	Verizon Communications Inc.	118,791	147,450

		246,836	294,210

	Wireless Communications — 1.8%
5,000	Vodafone Group plc, ADR	140,743	142,050

	TOTAL COMMON STOCKS	5,876,244	7,455,922

	PREFERRED STOCKS — 0.8%
	Financial Services — 0.8%
2,285	Bank One Capital Trust VI, 7.200%†	58,400	59,959

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.9%
$478,000	U.S. Treasury Bills, 0.070% to 0.120%††, 04/25/13 to 08/15/13	477,883	477,907

	TOTAL INVESTMENTS — 99.3%	$6,412,527	7,993,788

	Other Assets and Liabilities (Net) — 0.7%		60,315

	NET ASSETS — 100.0%		$8,054,103

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	Aerospace — 4.1%
21,000	General Dynamics Corp.	$1,533,321	$1,480,710
17,000	The Boeing Co.	1,063,653	1,459,450

		2,596,974	2,940,160

	Automotive — 1.9%
49,800	General Motors Co.†	1,628,591	1,385,436

	Automotive: Parts and Accessories — 1.2%
10,900	Genuine Parts Co.	698,842	850,200

	Banking — 11.0%
120,800	Bank of America Corp.	812,624	1,471,344
26,800	Capital One Financial Corp.	1,488,584	1,472,660
32,700	CIT Group Inc.†	1,093,390	1,421,796
28,684	JPMorgan Chase & Co.	1,091,705	1,361,342
59,300	Wells Fargo & Co.	1,684,626	2,193,507

		6,170,929	7,920,649

	Business Services — 2.1%
25,900	Equifax Inc.	1,462,389	1,491,581

	Cable and Satellite — 2.1%
35,400	Comcast Corp., Cl. A	658,553	1,487,154

	Communications Equipment — 2.9%
34,700	Cisco Systems Inc.	637,350	725,577
20,500	QUALCOMM Inc.	1,364,718	1,372,475

		2,002,068	2,098,052

	Computer Software and Services — 7.0%
57,100	EMC Corp.†	1,412,183	1,364,119
78,000	Microsoft Corp.	2,105,203	2,231,580
44,300	Oracle Corp.	1,193,729	1,432,662

		4,711,115	5,028,361

	Consumer Products — 2.0%
12,300	Colgate-Palmolive Co.	1,402,887	1,451,769

	Diversified Industrial — 3.1%
19,800	Honeywell International Inc.	795,297	1,491,930
8,000	Rock Tenn Co., Cl. A	697,557	742,320

		1,492,854	2,234,250

	Electronics — 0.2%
3,000	TE Connectivity Ltd.	105,422	125,790

	Energy: Integrated — 4.1%
31,200	American Electric Power Co. Inc.	1,085,291	1,517,256
18,700	NextEra Energy Inc.	1,424,922	1,452,616

		2,510,213	2,969,872

	Energy: Natural Gas — 2.0%
21,600	EQT Corp.	961,141	1,463,400

	Energy: Oil — 8.8%
17,200	Anadarko Petroleum Corp.	959,603	1,504,140
12,300	Chevron Corp.	832,972	1,461,486
41,200	Marathon Oil Corp.	1,168,378	1,389,264
25,510	Occidental Petroleum Corp.	2,071,175	1,999,219

		5,032,128	6,354,109

	Entertainment — 5.0%
25,300	The Walt Disney Co.	848,540	1,437,040

Shares		Cost	Market Value
12,900	Time Warner Inc.	$393,353	$743,298
22,900	Viacom Inc., Cl. B	1,337,019	1,409,953

		2,578,912	3,590,291

	Financial Services — 10.0%
16,500	ACE Ltd.	725,028	1,468,005
56,700	American International Group Inc.†	1,848,251	2,201,094
9,800	Ameriprise Financial Inc.	393,049	721,770
55,300	Hartford Financial Services Group Inc.	1,257,545	1,426,740
36,400	MetLife Inc.	1,522,863	1,383,928

		5,746,736	7,201,537

	Food and Beverage — 6.3%
31,300	General Mills Inc.	1,218,199	1,543,403
20,400	McCormick & Co. Inc., Non-Voting	1,377,934	1,500,420
18,800	PepsiCo Inc.	1,162,461	1,487,268

		3,758,594	4,531,091

	Health Care — 16.2%
41,400	Abbott Laboratories	1,232,143	1,462,248
21,300	Baxter International Inc.	1,212,776	1,547,232
31,200	Cardinal Health Inc.	1,225,666	1,298,544
22,300	Covidien plc	958,109	1,512,832
27,700	Johnson & Johnson	1,668,677	2,258,381
20,600	Novartis AG, ADR	1,126,109	1,467,544
25,900	Pfizer Inc.	405,023	747,474
35,800	Teva Pharmaceutical Industries Ltd., ADR	1,709,673	1,420,544

		9,538,176	11,714,799

	Retail — 5.2%
8,945	Advance Auto Parts Inc.	643,889	739,304
27,300	CVS Caremark Corp.	818,212	1,501,227
21,700	Target Corp.	1,367,132	1,485,365

		2,829,233	3,725,896

	Specialty Chemicals — 1.9%
43,900	The Dow Chemical Co.	1,459,644	1,397,776

	Transportation — 2.1%
10,600	Union Pacific Corp.	679,639	1,509,546

	TOTAL COMMON STOCKS	58,025,040	71,471,719

	SHORT TERM INVESTMENTS — 1.3%
	Mutual Funds — 1.3%
980,254	Dreyfus Treasury & Agency Cash Management Fund, 0.050%*	980,254	980,254

	TOTAL INVESTMENTS — 100.5%	$59,005,294	72,451,973

	Other Assets and Liabilities (Net) — (0.5)%		(379,754)

	NET ASSETS — 100.0%		$72,072,219

†	Non-income producing security.
*	Current yield.

ADR American Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 64.3%
	Aerospace — 2.6%
15,500	General Dynamics Corp.	$1,112,166	$1,092,905
14,500	The Boeing Co.	902,855	1,244,825

		2,015,021	2,337,730

	Automotive — 1.2%
37,600	General Motors Co.†	1,177,892	1,046,032

	Automotive: Parts and Accessories — 0.7%
8,100	Genuine Parts Co.	519,473	631,800

	Banking — 7.0%
89,800	Bank of America Corp.	554,029	1,093,764
19,200	Capital One Financial Corp.	1,066,727	1,055,040
28,900	CIT Group Inc.†	1,003,113	1,256,572
24,196	JPMorgan Chase & Co.	861,562	1,148,342
45,100	Wells Fargo & Co.	1,241,371	1,668,249

		4,726,802	6,221,967

	Business Services — 1.2%
18,800	Equifax Inc.	1,061,619	1,082,692

	Cable and Satellite — 1.4%
28,900	Comcast Corp., Cl. A	540,437	1,214,089

	Communications Equipment — 1.7%
25,500	Cisco Systems Inc.	464,032	533,205
15,100	QUALCOMM Inc.	1,005,229	1,010,945

		1,469,261	1,544,150

	Computer Software and Services — 4.4%
47,600	EMC Corp.†	1,174,029	1,137,164
59,000	Microsoft Corp.	1,596,901	1,687,990
32,800	Oracle Corp.	867,529	1,060,752

		3,638,459	3,885,906

	Consumer Products — 1.2%
9,200	Colgate-Palmolive Co.	1,049,365	1,085,876

	Diversified Industrial — 2.4%
20,200	Honeywell International Inc.	847,415	1,522,070
6,000	Rock Tenn Co., Cl. A	523,121	556,740

		1,370,536	2,078,810

	Electronics — 0.1%
2,200	TE Connectivity Ltd.	69,491	92,246

	Energy: Integrated — 2.5%
24,500	American Electric Power Co. Inc.	843,920	1,191,435
13,700	NextEra Energy Inc.	1,043,966	1,064,216

		1,887,886	2,255,651

	Energy: Natural Gas — 1.2%
15,900	EQT Corp.	706,648	1,077,225

	Energy: Oil — 5.8%
14,000	Anadarko Petroleum Corp.	754,047	1,224,300
9,400	Chevron Corp.	621,814	1,116,908
37,000	Marathon Oil Corp.	1,035,109	1,247,640
20,000	Occidental Petroleum Corp.	1,604,746	1,567,400

		4,015,716	5,156,248

	Entertainment — 3.4%
22,500	The Walt Disney Co.	664,213	1,278,000
10,900	Time Warner Inc.	331,306	628,058
18,100	Viacom Inc., Cl. B	1,056,012	1,114,417

		2,051,531	3,020,475

	Financial Services — 6.2%
12,000	ACE Ltd.	476,178	1,067,640
42,400	American International Group Inc.†	1,347,405	1,645,968
8,700	Ameriprise Financial Inc.	356,895	640,755

Shares		Cost	Market Value
44,000	Hartford Financial Services Group Inc.	$1,002,251	$1,135,200
27,100	MetLife Inc.	1,061,834	1,030,342

		4,244,563	5,519,905

	Food and Beverage — 3.8%
23,000	General Mills Inc.	894,109	1,134,130
15,100	McCormick & Co. Inc., Non-Voting	1,020,096	1,110,605
14,500	PepsiCo Inc.	893,634	1,147,095

		2,807,839	3,391,830

	Health Care — 10.7%
32,700	Abbott Laboratories	962,915	1,154,964
16,400	Baxter International Inc.	929,788	1,191,296
23,000	Cardinal Health Inc.	904,577	957,260
16,400	Covidien plc	710,373	1,112,576
25,100	Johnson & Johnson	1,521,552	2,046,403
15,200	Novartis AG, ADR	830,482	1,082,848
25,500	Pfizer Inc.	424,990	735,930
29,200	Teva Pharmaceutical Industries Ltd., ADR	1,483,481	1,158,656

		7,768,158	9,439,933

	Retail — 3.7%
7,765	Advance Auto Parts Inc.	557,572	641,777
24,400	CVS Caremark Corp.	729,851	1,341,756
18,300	Target Corp.	1,151,806	1,252,635

		2,439,229	3,236,168

	Specialty Chemicals — 1.3%
35,200	The Dow Chemical Co.	1,139,623	1,120,768

	Transportation — 1.8%
11,000	Union Pacific Corp.	611,778	1,566,510

	TOTAL COMMON STOCKS	45,311,327	57,006,011

Principal Amount
	CORPORATE BONDS — 17.9%
	Banking — 4.8%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,258,853	1,312,876
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	769,554	843,049
1,125,000	Citigroup Inc., MTN, 5.500%, 10/15/14	1,126,438	1,200,927
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	766,621	917,243

		3,921,466	4,274,095

	Computer Software and Services — 0.9%
750,000	Oracle Corp., 4.950%, 04/15/13	750,004	750,004

	Electronics — 1.8%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,036,490	1,051,173
500,000	Texas Instruments Inc., 1.650%, 08/03/19	498,292	499,996

		1,534,782	1,551,169

	Energy: Integrated — 0.6%
500,000	The Southern Co., 4.150%, 05/15/14	499,877	519,317

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Energy: Natural Gas — 1.1%
$1,000,000	Apache Corp., 5.250%, 04/15/13	$999,999	$999,999

	Energy: Oil — 2.7%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	987,812	1,152,020
500,000	Marathon Oil Corp., 5.900%, 03/15/18	501,639	596,403
500,000	XTO Energy Inc., 6.500%, 12/15/18	551,752	649,410

		2,041,203	2,397,833

	Financial Services — 1.2%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	959,877	1,047,181

	Metals and Mining — 0.9%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	751,362	788,380

	Real Estate Investment Trusts — 0.8%
700,000	Vornado Realty LP, 4.250%, 04/01/15	698,744	740,227

	Retail — 0.9%
800,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	825,860	825,195

	Transportation — 1.3%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	991,183	1,173,077

	Wireless Communications — 0.9%
750,000	Vodafone Group plc, 4.150%, 06/10/14	755,020	780,950

	TOTAL CORPORATE BONDS	14,729,377	15,847,427

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
	Federal Home Loan Mortgage Corp. — 2.0%
1,500,000	3.750%, 03/27/19	1,496,245	1,722,093

	Federal National Mortgage Association — 4.0%
1,000,000	0.750%, 12/18/13	1,003,707	1,004,565
1,500,000	5.000%, 04/15/15	1,519,139	1,643,496
775,000	5.375%, 06/12/17	811,356	924,893

		3,334,202	3,572,954

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,830,447	5,295,047

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 8.8%
	U.S. Treasury Bills — 1.1%
$1,000,000	U.S. Treasury Bills, 0.100%††, 09/19/13	$999,525	$999,525

	U.S. Treasury Inflation Indexed Notes — 4.6%
1,368,192	2.500%, 07/15/16	1,370,913	1,583,682
1,065,358	2.125%, 01/15/19	979,109	1,178,175
1,183,731	1.375%, 01/15/20	1,102,157	1,269,358

		3,452,179	4,031,215

	U.S. Treasury Notes — 3.1%
750,000	0.750%, 08/15/13	750,052	751,875
1,000,000	3.625%, 08/15/19	1,017,504	1,158,281
750,000	3.375%, 11/15/19	827,196	858,633

		2,594,752	2,768,789

	TOTAL U.S. GOVERNMENT OBLIGATIONS	7,046,456	7,799,529

Shares
	SHORT TERM INVESTMENTS — 2.8%
	Mutual Funds — 2.8%
2,447,152	Dreyfus Treasury & Agency Cash Management Fund, 0.050%*	2,447,152	2,447,152

	TOTAL INVESTMENTS — 99.8%	$74,364,759	88,395,166

	Other Assets and Liabilities (Net) — 0.2%		200,008

	NET ASSETS — 100.0%		$88,595,174

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

*	Current yield.

ADR American Depositary Receipt

MTN Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 37.7%
	Aerospace — 1.0%
$200,000	The Boeing Co., 6.000%, 03/15/19	$203,668	$247,321

	Banking — 4.3%
300,000	Bank of America Corp., 5.375%, 06/15/14	302,125	315,090
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	225,640	252,915
250,000	Citigroup Inc., MTN, 5.500%, 10/15/14	250,320	266,873
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,109	244,598

		977,194	1,079,476

	Computer Hardware — 1.5%
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	371,988	376,629

	Computer Software and Services — 1.6%
250,000	Microsoft Corp., 1.625%, 09/25/15	249,858	257,098
150,000	Oracle Corp., 4.950%, 04/15/13	150,000	150,000

		399,858	407,098

	Diversified Industrial — 1.6%
400,000	General Electric Capital Corp., 1.625%, 07/02/15	407,424	407,055

	Electronics — 2.1%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	199,837	224,402
300,000	Texas Instruments Inc., 1.650%, 08/03/19	298,975	299,998

		498,812	524,400

	Energy and Utilities: Electric Integrated — 2.0%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	316,672	340,138
150,000	The Southern Co., 4.150%, 05/15/14	149,963	155,795

		466,635	495,933

	Energy and Utilities: Natural Gas — 0.8%
200,000	Apache Corp., 5.250%, 04/15/13	199,996	199,996

	Energy and Utilities: Oil — 6.4%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	197,566	230,404
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,410	149,101
400,000	Murphy Oil Corp., 2.500%, 12/01/17	402,475	402,099
350,000	Occidental Petroleum Corp., 2.700%, 02/15/23	360,810	351,063
200,000	Total Capital SA, 3.000%, 06/24/15	207,195	210,370

Principal Amount		Cost	Market Value
$200,000	XTO Energy Inc., 6.500%, 12/15/18	$220,701	$259,764

		1,514,157	1,602,801

	Financial Services — 3.3%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	174,750	192,902
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	281,333	330,617
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	275,060	292,667

		731,143	816,186

	Food and Beverage — 2.5%
275,000	Bottling Group LLC, 5.125%, 01/15/19	316,001	325,333
250,000	Mondelez International Inc., 5.375%, 02/10/20	253,332	297,880

		569,333	623,213

	Health Care — 1.4%
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	330,437	346,506

	Metals and Mining — 0.9%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	200,363	210,235

	Real Estate Investment Trusts — 1.1%
250,000	Vornado Realty LP, 4.250%, 04/01/15	249,601	264,367

	Retail — 2.2%
525,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	541,971	541,534

	Semiconductors — 1.5%
350,000	Intel Corp., 3.300%, 10/01/21	349,280	367,911

	Telecommunications — 2.0%
500,000	AT&T Inc., 1.700%, 06/01/17	508,150	506,445

	Transportation — 1.5%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	199,526	234,615
125,000	CSX Corp., 6.250%, 04/01/15	124,977	138,476

		324,503	373,091

	TOTAL CORPORATE BONDS	8,844,513	9,390,197

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.6%
	Federal Home Loan Bank — 1.1%
250,000	5.375%, 05/18/16, Ser. 656	250,613	288,493

	Federal Home Loan Mortgage Corp. — 12.8%
525,000	5.000%, 07/15/14	550,672	557,555
900,000	1.750%, 09/10/15	929,719	930,508
325,000	5.250%, 04/18/16	344,636	372,489
600,000	3.750%, 03/27/19	634,782	688,837

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$600,000	2.375%, 01/13/22	$613,298	$625,718

		3,073,107	3,175,107

	Federal National Mortgage Association — 18.9%
800,000	0.750%, 12/18/13	801,439	803,652
750,000	2.750%, 02/05/14	761,868	766,979
700,000	2.625%, 11/20/14	723,741	727,656
600,000	5.000%, 04/15/15	633,061	657,398
500,000	2.375%, 07/28/15	518,004	523,500
800,000	1.125%, 04/27/17	809,420	815,412
275,000	5.375%, 06/12/17	287,900	328,188
33,931	Pool #745122, 5.500%, 09/01/20	33,759	37,160
32,487	Pool #255554, 5.500%, 01/01/35	32,776	35,846

		4,601,968	4,695,791

	Government National Mortgage Association — 0.8%
16,982	Pool #562288, 6.000%, 12/15/33	17,181	19,272
39,279	Pool #604946, 5.500%, 01/15/34	39,613	43,239
30,965	Pool #604970, 5.500%, 01/15/34	31,157	34,087
48,782	Pool #003747, 5.000%, 08/20/35	48,399	53,516
46,779	Pool #550728, 5.500%, 11/15/35	46,793	51,451

		183,143	201,565

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	8,108,831	8,360,956

	U.S. GOVERNMENT OBLIGATIONS — 25.2%
	U.S. Treasury Bills — 7.2%
1,800,000	U.S. Treasury Bills,
	0.100% to 0.130%†,
	06/27/13 to 09/19/13	1,799,290	1,799,425

Principal Amount		Cost	Market Value
	U.S. Treasury Inflation Indexed Notes — 8.1%
$313,544	2.500%, 07/15/16	$314,173	$362,927
320,337	1.375%, 07/15/18	302,092	375,495
294,929	2.125%, 01/15/19	299,603	359,998
319,440	1.375%, 01/15/20	336,774	380,807
414,306	2.500%, 01/15/29	396,069	525,276

		1,648,711	2,004,503

	U.S. Treasury Notes — 9.1%
800,000	0.750%, 08/15/13	800,740	802,000
675,000	3.250%, 05/31/16	735,407	735,645
275,000	3.500%, 02/15/18	275,235	311,395
350,000	3.375%, 11/15/19	341,187	400,695

		2,152,569	2,249,735

	U.S. Treasury Bonds — 0.8%
150,000	5.375%, 02/15/31	166,161	208,687

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,766,731	6,262,350

Shares
	SHORT TERM INVESTMENTS — 4.5%
	Mutual Funds — 4.5%
1,121,307	Dreyfus Treasury & Agency Cash Management Fund, 0.050%*	1,121,307	1,121,307

	TOTAL INVESTMENTS — 101.0%	$23,841,382	25,134,810

	Other Assets and Liabilities (Net) — (1.0)%		(256,902)

	NET ASSETS — 100.0%		$24,877,908

†	Represents annualized yield at date of purchase.

*	Current yield.

MTN Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $497,515,533, $33,958,125, $6,412,527, $59,005,294, $74,364,759, and $23,841,382, respectively)	$664,434,432	$39,518,778	$7,993,788	$72,451,973	$88,395,166	$25,134,810
Investments in affiliates, at value (cost $19,343,133)	23,606,058	—	—	—	—	—
Cash.	1,022	—	58,320	—	—	—
Receivable for Fund shares sold	4,298,021	155,770	139	19,683	90,480	1,424
Receivable for investments sold	12,857,442	—	—	1,402,065	1,049,118	—
Dividends and interest receivable	382,661	21,341	12,370	142,307	448,919	196,341
Prepaid expenses	46,885	28,355	26,293	38,846	42,345	37,195

Total Assets	705,626,521	39,724,244	8,090,910	74,054,874	90,026,028	25,369,770

Liabilities:
Payable to custodian	—	20,404	—	—	—	—
Payable for investments purchased	671,585	—	—	1,734,818	1,275,104	409,067
Payable for Fund shares redeemed	672,442	8,686	9,175	106,395	21,491	28,658
Distributions payable	—	—	—	—	—	16,464
Payable for investment advisory fees	564,123	27,795	3,482	61,109	56,671	5,890
Payable for distribution fees	199,512	9,479	2,581	15,575	23,450	3,713
Payable for accounting fees	7,500	—	—	7,500	7,500	—
Payable for legal and audit fees	16,102	13,571	15,682	22,290	18,982	15,520
Payable for shareholder communications expenses	120,349	9,789	2,798	19,734	15,707	4,031
Payable for shareholder services fees	115,372	7,708	1,987	14,709	11,388	3,277
Other accrued expenses	16,847	4,108	1,102	525	561	5,242

Total Liabilities	2,383,832	101,540	36,807	1,982,655	1,430,854	491,862

Net Assets	$703,242,689	$39,622,704	$8,054,103	$72,072,219	$88,595,174	$24,877,908

Net Assets Consist of:
Paid-in capital	$492,452,463	$36,089,582	$8,999,217	$68,512,709	$74,862,515	$23,489,482
Accumulated net investment income/(loss)	(1,928,655)	(14,627)	37	66,721	(829)	(133)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	41,536,994	(2,012,904)	(2,526,412)	(9,953,890)	(296,919)	95,131
Net unrealized appreciation on investments	171,181,824	5,560,653	1,581,261	13,446,679	14,030,407	1,293,428
Net unrealized appreciation on foreign currency translations	63	—	—	—	—	—

Net Assets	$703,242,689	$39,622,704	$8,054,103	$72,072,219	$88,595,174	$24,877,908

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$329,848,847	$17,209,937	$6,065,470	$64,052,585	$76,397,216	$10,012,835

Shares of beneficial interest outstanding	15,949,244	966,775	610,637	5,821,176	6,223,936	837,452

Net Asset Value, offering, and redemption price per share	$20.68	$17.80	$9.93	$11.00	$12.27	$11.96

Class A:

Net assets	$94,639,358	$4,937,871	$585,490	$3,357,607	$5,676,428	$1,711,601

Shares of beneficial interest outstanding	4,665,893	282,931	56,996	305,737	460,492	143,306

Net Asset Value and redemption price per share	$20.28	$17.45	$10.27	$10.98	$12.33	$11.94

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$21.13	$18.18	$10.70	$11.44	$12.84	$12.44

Class B:
Net assets	$4,125	—	—	—	$4,186	$5,254

Shares of beneficial interest outstanding	219.4	—	—	—	336.2	439.8

Net Asset Value and offering price per share(a)	$18.80	—	—	—	$12.45	$11.95

Class C:
Net assets	$112,014,041	$4,380,296	$1,241,249	$772,463	$5,649,179	$1,140,304

Shares of beneficial interest outstanding	5,988,170	269,059	112,509	72,161	453,720	100,386

Net Asset Value and offering price per share(a)	$18.71	$16.28	$11.03	$10.70	$12.45	$11.36

Class I:
Net assets	$166,736,318	$13,094,600	$161,894	$3,889,564	$868,165	$12,007,914

Shares of beneficial interest outstanding	8,003,192	726,816	16,289	353,698	70,766	1,003,912

Net Asset Value, offering, and redemption price per share	$20.83	$18.02	$9.94	$11.00	$12.27	$11.96

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $1,918, $178, $0, $14,408, $12,986, and $0, respectively)	$7,496,203	$354,199	$103,720	$864,928	$658,280	$845
Dividends - affiliated	741,655	—	—	—	—	—
Interest	40,202	414	411	—	516,334	267,682

Total Investment Income	8,278,060	354,613	104,131	864,928	1,174,614	268,527

Expenses:
Investment advisory fees	3,040,040	185,819	35,698	364,370	331,997	75,526
Distribution fees - Class AAA	360,944	18,966	6,603	80,654	96,278	13,504
Distribution fees - Class A	201,719	12,551	1,172	8,061	13,294	3,412
Distribution fees - Class B	18	—	—	—	31	26
Distribution fees - Class C	485,801	23,145	6,206	3,771	26,630	7,905
Accounting fees	22,500	—	—	22,500	22,500	—
Custodian fees	47,856	14,748	2,394	8,806	8,151	3,749
Interest expense	—	—	—	799	—	—
Legal and audit fees	41,549	14,532	11,512	20,652	18,972	12,568
Registration expenses	35,554	22,455	20,492	24,715	25,064	21,542
Shareholder communications expenses	134,796	10,110	3,932	19,155	16,518	5,070
Shareholder services fees	278,592	14,271	3,944	33,493	31,219	6,071
Trustees’ fees	28,854	1,860	341	3,745	4,391	1,199
Miscellaneous expenses	21,476	5,315	4,374	6,566	7,095	4,910

Total Expenses	4,699,699	323,772	96,668	597,287	602,140	155,482

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(36,830)	(20,215)	—	—	(36,217)
Advisory fee reduction on unsupervised assets (Note 3)	(75,826)	—	—	—	—	—
Custodian fee credits	—	—	—	(8,806)	(8,151)	—

Total Reimbursements, Reductions, and Credits	(75,826)	(36,830)	(20,215)	(8,806)	(8,151)	(36,217)

Net Expenses	4,623,873	286,942	76,453	588,481	593,989	119,265

Net Investment Income	3,654,187	67,671	27,678	276,447	580,625	149,262

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	48,009,780	36,614	18,702	4,083,194	2,657,081	95,375
Net realized loss on investments - affiliated	(77)	—	—	—	—	—
Net realized loss on foreign currency transactions	(627)	—	—	—	—	—

Net realized gain on investments and foreign currency transactions	48,009,076	36,614	18,702	4,083,194	2,657,081	95,375

Net change in unrealized appreciation/depreciation:
on investments	52,695,220	5,432,376	759,147	3,690,912	3,293,723	(281,637)
on foreign currency translations	(608)	—	—	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	52,694,612	5,432,376	759,147	3,690,912	3,293,723	(281,637)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	100,703,688	5,468,990	777,849	7,774,106	5,950,804	(186,262)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$104,357,875	$5,536,661	$805,527	$8,050,553	$6,531,429	$(37,000)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited)

	Mighty Mites Fund		SmallCap Equity Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income/(loss)	$3,654,187	$(4,268,106)	$67,671	$(133,812)
Net realized gain/(loss) on investments and foreign currency transactions	48,009,076	13,604,721	36,614	(779,399)
Net change in unrealized appreciation on investments and foreign currency translations	52,694,612	109,902,229	5,432,376	9,332,690

Net Increase in Net Assets Resulting from Operations	104,357,875	119,238,844	5,536,661	8,419,479

Distributions to Shareholders:
Net investment income
Class AAA	(1,163,541)	—	—	—
Class A	(182,178)	—	—	—
Class I	(1,213,298)	—	(18,250)	—

	(2,559,017)	—	(18,250)	—

Net realized gain
Class AAA	(5,789,706)	(7,982,900)	—	(853,019)
Class A	(1,631,680)	(1,539,749)	—	(145,888)
Class B	(81)	(73)	—	—
Class C	(2,128,714)	(2,052,934)	—	(169,511)
Class I	(2,772,247)	(1,171,844)	—	(44,102)

	(12,322,428)	(12,747,500)	—	(1,212,520)

Total Distributions to Shareholders	(14,881,445)	(12,747,500)	(18,250)	(1,212,520)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	38,046,439	74,582,860	2,428,965	14,417,611
Class A	14,951,630	17,947,327	388,905	3,182,655
Class C	12,889,251	15,790,076	151,693	2,113,937
Class I	36,083,377	98,558,985	1,991,517	13,399,758

	101,970,697	206,879,248	4,961,080	33,113,961

Proceeds from reinvestment of distributions
Class AAA	6,694,144	6,581,486	—	473,208
Class A	1,521,531	1,292,229	—	137,507
Class B	81	73	—	—
Class C	1,647,404	1,539,337	—	138,549
Class I	2,307,004	739,601	6,057	44,074

	12,170,164	10,152,726	6,057	793,338

Cost of shares redeemed
Class AAA	(35,105,028)	(213,884,823)	(3,623,773)	(32,774,887)
Class A	(11,630,845)	(19,131,847)	(1,578,467)	(3,838,324)
Class B	—	(6,816)	—	—
Class C	(8,769,037)	(20,719,663)	(1,687,239)	(3,308,223)
Class I	(23,356,746)	(34,156,411)	(3,546,901)	(1,593,982)

	(78,861,656)	(287,899,560)	(10,436,380)	(41,515,416)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	35,279,205	(70,867,586)	(5,469,243)	(7,608,117)

Redemption Fees	195	1,852	419	810

Net Increase/(Decrease) in Net Assets	124,755,830	35,625,610	49,587	(400,348)
Net Assets:
Beginning of period	578,486,859	542,861,249	39,573,117	39,973,465

End of period	$703,242,689	$578,486,859	$39,622,704	$39,573,117

Undistributed net investment income	—	—	—	—

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Income Fund		Equity Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$27,678	$66,894	$276,447	$716,248
Net realized gain on investments	18,702	114,322	4,083,194	8,442,384
Net change in unrealized appreciation on investments	759,147	890,260	3,690,912	13,022,652

Net Increase in Net Assets Resulting from Operations	805,527	1,071,476	8,050,553	22,181,284

Distributions to Shareholders:
Net investment income
Class AAA	(29,532)	(58,164)	(586,885)	(805,081)
Class A	(1,828)	(1,658)	(21,453)	(22,470)
Class C	(1,136)	(2,936)	(1,694)	—
Class I	(1,028)	(1,484)	(52,873)	(14,267)

Total Distributions to Shareholders	(33,524)	(64,242)	(662,905)	(841,818)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	812,168	2,153,062	1,562,027	2,646,826
Class A	232,120	375,527	170,634	229,814
Class C	122,133	773,106	16,123	119,193
Class I	33,853	28,197	187,654	3,791,808

	1,200,274	3,329,892	1,936,438	6,787,641

Proceeds from reinvestment of distributions
Class AAA	27,836	54,607	554,580	741,021
Class A	1,649	1,465	20,692	21,380
Class C	1,113	2,930	1,454	—
Class I	984	1,459	11,675	14,257

	31,582	60,461	588,401	776,658

Cost of shares redeemed
Class AAA	(485,421)	(2,582,054)	(14,596,516)	(32,704,343)
Class A	(95,183)	(54,438)	(398,607)	(1,337,309)
Class C	(326,324)	(17,159)	(108,117)	(344,536)
Class I	(15,602)	(12,412)	(1,136,079)	(965,969)

	(922,530)	(2,666,063)	(16,239,319)	(35,352,157)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	309,326	724,290	(13,714,480)	(27,787,858)

Redemption Fees	—	1	—	—

Net Increase/(Decrease) in Net Assets	1,081,329	1,731,525	(6,326,832)	(6,448,392)
Net Assets:
Beginning of period	6,972,774	5,241,249	78,399,051	84,847,443

End of period	$8,054,103	$6,972,774	$72,072,219	$78,399,051

Undistributed net investment income	$37	$5,883	$66,721	$453,179

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Balanced Fund		Intermediate Bond Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$580,625	$1,330,760	$149,262	$336,518
Net realized gain on investments	2,657,081	4,337,107	95,375	25,393
Net change in unrealized appreciation/depreciation on investments	3,293,723	9,890,990	(281,637)	355,553

Net Increase/(Decrease) in Net Assets Resulting from Operations	6,531,429	15,558,857	(37,000)	717,464

Distributions to Shareholders:
Net investment income
Class AAA	(529,663)	(1,229,760)	(64,345)	(223,777)
Class A	(30,406)	(58,662)	(9,990)	(18,453)
Class B	(18)	(166)	(13)	(43)
Class C	(14,336)	(34,581)	(3,824)	(15,825)
Class I	(7,031)	(24,976)	(76,025)	(78,791)

	(581,454)	(1,348,145)	(154,197)	(336,889)

Net realized gain
Class AAA	—	—	(11,127)	(104,673)
Class A	—	—	(2,177)	(7,970)
Class B	—	—	(5)	(30)
Class C	—	—	(1,949)	(13,285)
Class I	—	—	(9,741)	(732)

	—	—	(24,999)	(126,690)

Total Distributions to Shareholders	(581,454)	(1,348,145)	(179,196)	(463,579)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	2,192,342	17,635,718	937,026	5,287,309
Class A	576,274	1,227,944	1,210,953	1,131,217
Class C	1,593,072	513,056	216,882	1,341,560
Class I	7,348	775,112	3,835,227	9,535,493

	4,369,036	20,151,830	6,200,088	17,295,579

Proceeds from reinvestment of distributions
Class AAA	510,800	1,185,883	72,015	224,072
Class A	24,408	49,106	9,521	22,306
Class B	18	166	18	71
Class C	12,832	31,218	5,345	27,498
Class I	6,684	24,543	1,279	3,177

	554,742	1,290,916	88,178	277,124

Cost of shares redeemed
Class AAA	(10,456,214)	(29,320,231)	(2,133,158)	(11,356,229)
Class A	(407,523)	(1,155,870)	(853,865)	(644,074)
Class B	(3,202)	(32,728)	(15)	(2,734)
Class C	(1,266,154)	(630,009)	(838,454)	(1,852,188)
Class I	(76,164)	(2,008,458)	(1,066,530)	(441,131)

	(12,209,257)	(33,147,296)	(4,892,022)	(14,296,356)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(7,285,479)	(11,704,550)	1,396,244	3,276,347

Net Increase/(Decrease) in Net Assets	(1,335,504)	2,506,162	1,180,048	3,530,232
Net Assets:
Beginning of period	89,930,678	87,424,516	23,697,860	20,167,628

End of period	$88,595,174	$89,930,678	$24,877,908	$23,697,860

Undistributed net investment income	—	—	—	$4,802

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Income (Loss) from Investment Operations					Distributions to Shareholders										Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Begi- nning of Period	Net Invest- ment Income (Loss)(a)(b)		Net Realized and Unrea- lized Gain (Loss) on Invest- ments	Total from Inves- tment Opera- tions	Net Inves- tment Income	Net Realized Gain on Invest- ments		Return of Capital	Total Distrib- utions		Redem- ption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Inve- stment Income (Loss)(b)		Operating Expe- nses Net of Waivers/ Reimbu- rsements/ Redu- ctions		Operating Expe- nses Before Waivers/ Reimbu- rsements/ Redu- ctions		Portfolio Turnover Rate††
Mighty Mites Fund
Class AAA
2013(d)	$17.94	$0.12		$3.08	$3.20	$(0.08)	$(0.38)		—	$(0.46)		$0.00	$20.68	18.3%	$329,849	1.31	%(e)	1.43	%(e)	1.45	%(e)(f)	9%
2012	14.85	(0.10)		3.54	3.44	—	(0.35)		—	(0.35)		0.00	17.94	23.6	277,666	(0.62)		1.44		1.46	(f)	12
2011	15.81	(0.14)		(0.34)	(0.48)	(0.06)	(0.42)		—	(0.48)		0.00	14.85	(3.3)	344,800	(0.79)		1.46		1.48	(f)	20
2010	13.49	(0.10)		2.42	2.32	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.81	17.2	261,810	(0.67)		1.55		1.58	(f)	27
2009	13.41	(0.08)		0.47	0.39	—	(0.29)		$(0.02)	(0.31)		0.00	13.49	3.5	170,181	(0.69)		1.65		1.66	(f)	32
2008	17.05	(0.00	)(c)	(2.11)	(2.11)	(0.06)	(1.47)		—	(1.53)		0.00	13.41	(13.2)	55,808	(0.01)		1.71		1.71		18
Class A
2013(d)	$17.59	$0.09		$3.02	$3.11	$(0.04)	$(0.38)		—	$(0.42)		$0.00	$20.28	18.1%	$94,640	1.03	%(e)	1.68	%(e)	1.70	%(e)(f)	9%
2012	14.61	(0.14)		3.47	3.33	—	(0.35)		—	(0.35)		0.00	17.59	23.2	77,803	(0.87)		1.69		1.71	(f)	12
2011	15.57	(0.18)		(0.32)	(0.50)	(0.04)	(0.42)		—	(0.46)		0.00	14.61	(3.5)	64,457	(1.04)		1.71		1.73	(f)	20
2010	13.32	(0.13)		2.38	2.25	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.57	16.9	48,464	(0.91)		1.80		1.83	(f)	27
2009	13.26	(0.10)		0.47	0.37	—	(0.29)		$(0.02)	(0.31)		0.00	13.32	3.4	16,187	(0.90)		1.90		1.91	(f)	32
2008	16.94	(0.04)		(2.10)	(2.14)	(0.07)	(1.47)		—	(1.54)		0.00	13.26	(13.5)	6,134	(0.27)		1.96		1.96		18
Class B
2013(d)	$16.34	$0.05		$2.79	$2.84	—	$(0.38)		—	$(0.38)		$0.00	$18.80	17.8%	$4	0.54	%(e)	2.18	%(e)	2.20	%(e)(f)	9%
2012	13.66	(0.21)		3.24	3.03	—	(0.35)		—	(0.35)		0.00	16.34	22.6	3	(1.40)		2.19		2.21	(f)	12
2011	14.64	(0.20)		(0.36)	(0.56)	—	(0.42)		—	(0.42)		0.00	13.66	(4.1)	10	(1.29)		2.21		2.23	(f)	20
2010	12.59	(0.19)		2.24	2.05	—	(0.00	)(c)	—	(0.00	)(c)	0.00	14.64	16.3	77	(1.41)		2.30		2.33	(f)	27
2009	12.63	(0.14)		0.41	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.59	2.8	116	(1.34)		2.40		2.41	(f)	32
2008	16.21	(0.10)		(2.01)	(2.11)	—	(1.47)		—	(1.47)		0.00	12.63	(13.9)	169	(0.73)		2.46		2.46		18
Class C
2013(d)	$16.25	$0.05		$2.79	$2.84	—	$(0.38)		—	$(0.38)		$0.00	$18.71	17.9%	$112,014	0.54	%(e)	2.18	%(e)	2.20	%(e)(f)	9%
2012	13.59	(0.21)		3.22	3.01	—	(0.35)		—	(0.35)		0.00	16.25	22.6	92,012	(1.37)		2.19		2.21	(f)	12
2011	14.55	(0.25)		(0.29)	(0.54)	—	(0.42)		—	(0.42)		0.00	13.59	(4.0)	79,827	(1.57)		2.21		2.23	(f)	20
2010	12.51	(0.19)		2.23	2.04	—	(0.00	)(c)	—	(0.00	)(c)	0.00	14.55	16.3	40,297	(1.41)		2.30		2.33	(f)	27
2009	12.55	(0.15)		0.42	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.51	2.8	13,566	(1.42)		2.40		2.41	(f)	32
2008	16.13	(0.10)		(2.00)	(2.10)	$(0.01)	(1.47)		—	(1.48)		0.00	12.55	(13.9)	4,671	(0.78)		2.46		2.46		18
Class I
2013(d)	$18.13	$0.14		$3.10	$3.24	$(0.16)	$(0.38)		—	$(0.54)		$0.00	$20.83	18.4%	$166,736	1.54	%(e)	1.18	%(e)	1.20	%(e)(f)	9%
2012	14.98	(0.06)		3.56	3.50	—	(0.35)		—	(0.35)		0.00	18.13	23.8	131,003	(0.38)		1.19		1.21	(f)	12
2011	15.92	(0.10)		(0.33)	(0.43)	(0.09)	(0.42)		—	(0.51)		0.00	14.98	(3.0)	53,767	(0.57)		1.21		1.23	(f)	20
2010	13.55	(0.06)		2.43	2.37	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.92	17.5	23,406	(0.41)		1.30		1.33	(f)	27
2009	13.44	(0.06)		0.48	0.42	—	(0.29)		$(0.02)	(0.31)		0.00	13.55	3.7	12,528	(0.48)		1.40		1.41	(f)	32
2008(g)	13.96	0.03		(0.55)	(0.52)	—	—		—	—		0.00	13.44	(3.7)	893	0.26	(e)	1.46	(e)	1.46	(e)	18

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

For the year ended September 30, 2009, the calculation of the portfolio turnover rate excluded from purchases the value of securities acquired in connection with the Fund’s acquisition of the net assets of the B.B. Micro-Cap Growth Fund.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2013, unaudited.
(e)	Annualized.
(f)

Before advisory fee reduction on unsupervised assets totaling 0.02%, 0.02%, 0.02%, 0.03%, and 0.01% of net assets for the six months ended March 31, 2013, and the years ended September 30, 2012, 2011, 2010, and 2009, respectively.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbur- sements††(c)		Operating Expenses Before Waivers/ Reimbur- sements†††		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2013(d)	$15.32	$0.03	$2.45	$2.48	—	—	—	$0.00	$17.80	16.2%	$17,210	0.38	%(e)	1.50	%(e)	1.70	%(e)	2%
2012	12.85	(0.03)	2.87	2.84	—	$(0.37)	$(0.37)	0.00	15.32	22.5	16,170	(0.21)		1.50		1.65		39
2011	13.36	(0.12)	(0.39)	(0.51)	—	—	—	0.00	12.85	(3.8)	28,843	(0.73)		1.50		1.69		52
2010	11.60	(0.10)	1.86	1.76	—	—	—	0.00	13.36	15.2	10,435	(0.81)		1.50		1.99		28
2009	11.99	(0.06)	(0.33)	(0.39)	—	—	—	—	11.60	(3.3)	8,856	(0.68)		1.50		2.80		55
2008	14.99	(0.03)	(2.97)	(3.00)	—	—	—	—	11.99	(20.0)	8,491	(0.23)		1.58		2.62		123
Class A
2013(d)	$15.03	$0.02	$2.40	$2.42	—	—	—	$0.00	$17.45	16.1%	$4,938	0.22	%(e)	1.75	%(e)	1.95	%(e)	2%
2012	12.65	(0.06)	2.81	2.75	—	$(0.37)	$(0.37)	0.00	15.03	22.1	5,390	(0.42)		1.75		1.90		39
2011	13.18	(0.16)	(0.37)	(0.53)	—	—	—	0.00	12.65	(4.0)	4,965	(0.98)		1.75		1.94		52
2010	11.47	(0.13)	1.84	1.71	—	—	—	0.00	13.18	14.9	3,509	(1.06)		1.75		2.24		28
2009	11.88	(0.09)	(0.32)	(0.41)	—	—	—	—	11.47	(3.5)	2,200	(0.98)		1.75		3.05		55
2008	14.89	(0.06)	(2.95)	(3.01)	—	—	—	—	11.88	(20.2)	703	(0.49)		1.83		2.87		123
Class C
2013(d)	$14.06	$(0.02)	$2.24	$2.22	—	—	—	$0.00	$16.28	15.8%	$4,380	(0.29	)%(e)	2.25	%(e)	2.45	%(e)	2%
2012	11.91	(0.13)	2.65	2.52	—	$(0.37)	$(0.37)	0.00	14.06	21.5	5,261	(0.92)		2.25		2.40		39
2011	12.47	(0.22)	(0.34)	(0.56)	—	—	—	0.00	11.91	(4.5)	5,406	(1.50)		2.25		2.44		52
2010	10.91	(0.18)	1.74	1.56	—	—	—	0.00	12.47	14.3	911	(1.55)		2.25		2.74		28
2009	11.36	(0.12)	(0.33)	(0.45)	—	—	—	—	10.91	(4.0)	345	(1.43)		2.25		3.55		55
2008	14.31	(0.12)	(2.83)	(2.95)	—	—	—	—	11.36	(20.6)	196	(0.94)		2.33		3.37		123
Class I
2013(d)	$15.50	$0.05	$2.49	$2.54	$(0.02)	—	$(0.02)	$0.00	$18.02	16.4%	$13,095	0.65	%(e)	1.25	%(e)	1.45	%(e)	2%
2012	12.96	0.04	2.87	2.91	—	$(0.37)	(0.37)	0.00	15.50	22.8	12,752	0.23		1.25		1.40		39
2011	13.45	(0.07)	(0.42)	(0.49)	—	—	—	0.00	12.96	(3.6)	759	(0.46)		1.25		1.44		52
2010	11.65	(0.08)	1.88	1.80	—	—	—	0.00	13.45	15.5	1,123	(0.59)		1.25		1.74		28
2009	12.00	(0.04)	(0.31)	(0.35)	—	—	—	—	11.65	(2.9)	306	(0.47)		1.25		2.55		55
2008(f)	12.92	(0.01)	(0.91)	(0.92)	—	—	—	—	12.00	(7.1)	165	(0.06	)(e)	1.36	(e)	2.40	(e)	123

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009 and 2008 would have been 1.50% and 1.51% (Class AAA), 1.75% and 1.76% (Class A), 2.25% and 2.26% (Class C), and 1.25% and 1.26% (Class I), respectively. For the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, and 2010, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, ratios for the years ended September 30, 2009 and 2008 would have been 2.80% and 2.55% (Class AAA), 3.05% and 2.80% (Class A), 3.55% and 3.30% (Class C), and 2.55% and 2.30% (Class I), respectively. For the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, and 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense of $682 during the year ended September 30, 2008. A portion of this interest expense was paid for by prior years Custodian Fee Credits. The impact to the ratios of operating expenses to the average net assets was minimal. If interest expense had not been incurred, the ratio of operating expenses to the average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class C), and 1.25% (Class I), respectively. For the years ended September 30, 2011, 2010, and 2009, the effect of interest expense was minimal. For the six months ended March 31, 2013 and the year ended September 30, 2012, there was no interest expense.

(d)	For the six months ended March 31, 2013, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbur- sements††(c)		Operating Expenses Before Waivers/ Reimbur- sements†††		Portfolio Turnover Rate
Income Fund
Class AAA
2013(d)	$8.96	$0.04	$0.98	$1.02	$(0.05)	—	—	$(0.05)	—	$9.93	11.4%	$6,065	0.92	%(e)	2.00	%(e)	2.57	%(e)	1%
2012	7.65	0.10	1.31	1.41	(0.10)	—	—	(0.10)	$0.00	8.96	18.5	5,151	1.22		2.00		2.82		11
2011	7.53	0.09	0.11	0.20	(0.08)	—	—	(0.08)	0.00	7.65	2.6	4,665	1.08		1.84		2.74		14
2010	6.96	0.13	0.56	0.69	(0.12)	—	—	(0.12)	—	7.53	9.9	4,822	1.73		1.50		3.19		10
2009	7.85	0.16	(0.85)	(0.69)	(0.18)	—	$(0.02)	(0.20)	—	6.96	(8.1)	4,869	2.57		1.63		3.06		14
2008	10.21	0.26	(2.05)	(1.79)	(0.34)	$(0.21)	(0.02)	(0.57)	—	7.85	(18.2)	7,285	2.83		1.58		2.48		28
Class A
2013(d)	$9.26	$0.03	$1.02	$1.05	$(0.04)	—	—	$(0.04)	—	$10.27	11.4%	$586	0.66	%(e)	2.25	%(e)	2.82	%(e)	1%
2012	7.91	0.07	1.37	1.44	(0.09)	—	—	(0.09)	$0.00	9.26	18.3	389	0.78		2.25		3.07		11
2011	7.79	0.08	0.10	0.18	(0.06)	—	—	(0.06)	0.00	7.91	2.2	47	0.98		1.89		3.15		14
2010	7.20	0.10	0.59	0.69	(0.10)	—	—	(0.10)	—	7.79	9.7	341	1.29		1.75		3.44		10
2009	8.12	0.08	(0.81)	(0.73)	(0.17)	—	$(0.02)	(0.19)	—	7.20	(8.4)	77	1.28		1.88		3.31		14
2008	10.54	0.24	(2.11)	(1.87)	(0.32)	$(0.21)	(0.02)	(0.55)	—	8.12	(18.3)	51	2.53		1.83		2.73		28
Class C
2013(d)	$9.94	$0.01	$1.09	$1.10	$(0.01)	—	—	$(0.01)	—	$11.03	11.1%	$1,241	0.17	%(e)	2.75	%(e)	3.32	%(e)	1%
2012	8.49	0.03	1.46	1.49	(0.04)	—	—	(0.04)	$0.00	9.94	17.6	1,307	0.36		2.75		3.57		11
2011	8.36	0.02	0.13	0.15	(0.02)	—	—	(0.02)	0.00	8.49	1.8	437	0.19		2.62		3.47		14
2010	7.70	0.08	0.62	0.70	(0.04)	—	—	(0.04)	—	8.36	9.1	97	1.04		2.25		3.94		10
2009	8.65	0.11	(0.91)	(0.80)	(0.13)	—	$(0.02)	(0.15)	—	7.70	(8.8)	261	1.68		2.38		3.81		14
2008	11.22	0.20	(2.26)	(2.06)	(0.28)	$(0.21)	(0.02)	(0.51)	—	8.65	(18.8)	319	1.99		2.33		3.23		28
Class I
2013(d)	$8.96	$0.05	$0.99	$1.04	$(0.06)	—	—	$(0.06)	—	$9.94	11.7%	$162	1.17	%(e)	1.75	%(e)	2.32	%(e)	1%
2012	7.65	0.12	1.31	1.43	(0.12)	—	—	(0.12)	$0.00	8.96	18.8	126	1.43		1.75		2.57		11
2011	7.53	0.10	0.12	0.22	(0.10)	—	—	(0.10)	0.00	7.65	2.9	92	1.26		1.61		2.48		14
2010	6.97	0.14	0.56	0.70	(0.14)	—	—	(0.14)	—	7.53	10.1	54	1.97		1.25		2.94		10
2009	7.85	0.19	(0.85)	(0.66)	(0.20)	—	$(0.02)	(0.22)	—	6.97	(7.8)	59	3.13		1.38		2.81		14
2008(f)	9.14	0.18	(1.18)	(1.00)	(0.27)	—	(0.02)	(0.29)	—	7.85	(11.2)	118	2.82	(e)	1.36	(e)	2.26	(e)	28

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009 and 2008 would have been 1.50% and 1.51% (Class AAA), 1.75% and 1.76% (Class A), 2.25% and 2.26% (Class C), and 1.25% and 1.26% (Class I), respectively. For the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, and 2010, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009 and 2008 would have been 2.93% and 2.41% (Class AAA), 3.18% and 2.66% (Class A), 3.68% and 3.16% (Class C), and 2.68% and 2.16% (Class I), respectively. For the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, and 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense of $1,169 and $4,188 during the years ended September 30, 2009 and September 30, 2008, respectively. All of the interest expense for 2009 and a portion of this interest expense in 2008 was paid for by prior years custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.02% and 0.03% for all Classes, respectively. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.48% and 1.50% (Class AAA), 1.73% and 1.75% (Class A), 2.23% and 2.25% (Class C), and 1.23% and 1.25% (Class I), respectively. For the years ended September 30, 2011 and 2010, the effect of interest expense was minimal. For the six months ended March 31, 2013 and the year ended September 30, 2012, there was no interest expense.

(d)	For the six months ended March 31, 2013, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses††		Portfolio Turnover Rate
Equity Fund
Class AAA
2013(b)	$9.92	$0.04		$1.13	$1.17	$(0.09)	—	$(0.09)	$11.00	11.9%	$64,053	0.76	%(c)	1.63	%(c)	24%
2012	7.81	0.08		2.11	2.19	(0.08)	—	(0.08)	9.92	28.3	70,017	0.84		1.59	(d)	41
2011	8.17	0.07		(0.38)	(0.31)	(0.05)	—	(0.05)	7.81	(3.8)	79,328	0.73		1.54	(d)	38
2010	7.72	0.04		0.48	0.52	(0.07)	—	(0.07)	8.17	6.8	99,986	0.55		1.56	(d)	52
2009	9.21	0.08		(1.48)	(1.40)	(0.09)	—	(0.09)	7.72	(15.2)	132,314	1.21		1.59	(d)	111
2008	12.63	0.08		(1.87)	(1.79)	(0.05)	$(1.58)	(1.63)	9.21	(16.0)	167,946	0.73		1.49		71
Class A
2013(b)	$9.89	$0.03		$1.13	$1.16	$(0.07)	—	$(0.07)	$10.98	11.8%	$3,358	0.50	%(c)	1.88	%(c)	24%
2012	7.78	0.05		2.11	2.16	(0.05)	—	(0.05)	9.89	27.9	3,221	0.60		1.84	(d)	41
2011	8.13	0.04		(0.37)	(0.33)	(0.02)	—	(0.02)	7.78	(4.0)	3,445	0.44		1.79	(d)	38
2010	7.69	0.02		0.48	0.50	(0.06)	—	(0.06)	8.13	6.5	6,616	0.31		1.81	(d)	52
2009	9.11	0.06		(1.43)	(1.37)	(0.05)	—	(0.05)	7.69	(15.0)	6,131	0.89		1.84	(d)	111
2008	12.57	0.05		(1.89)	(1.84)	(0.04)	$(1.58)	(1.62)	9.11	(16.6)	5,079	0.47		1.74		71
Class C
2013(b)	$9.62	$0.00	(e)	$1.10	$1.10	$(0.02)	—	$(0.02)	$10.70	11.5%	$772	0.02	%(c)	2.38	%(c)	24%
2012	7.56	0.01		2.05	2.06	—	—	—	9.62	27.3	784	0.10		2.34	(d)	41
2011	7.91	(0.00	)(e)	(0.35)	(0.35)	—	—	—	7.56	(4.4)	816	(0.02)		2.29	(d)	38
2010	7.49	(0.02)		0.46	0.44	(0.02)	—	(0.02)	7.91	5.9	999	(0.19)		2.31	(d)	52
2009	8.95	0.02		(1.44)	(1.42)	(0.04)	—	(0.04)	7.49	(15.8)	1,067	0.37		2.34	(d)	111
2008	12.36	(0.00	)(e)	(1.83)	(1.83)	—	$(1.58)	(1.58)	8.95	(16.7)	736	(0.02)		2.24		71
Class I
2013(b)	$9.93	$0.05		$1.14	$1.19	$(0.12)	—	$(0.12)	$11.00	12.1%	$3,889	1.02	%(c)	1.38	%(c)	24%
2012	7.83	0.09		2.12	2.21	(0.11)	—	(0.11)	9.93	28.5	4,377	0.96		1.34	(d)	41
2011	8.19	0.10		(0.39)	(0.29)	(0.07)	—	(0.07)	7.83	(3.6)	1,258	1.07		1.29	(d)	38
2010	7.73	0.06		0.49	0.55	(0.09)	—	(0.09)	8.19	7.1	1,043	0.81		1.31	(d)	52
2009	9.23	0.10		(1.49)	(1.39)	(0.11)	—	(0.11)	7.73	(15.0)	691	1.44		1.34	(d)	111
2008(f)	10.35	0.07		(1.19)	(1.12)	—	—	—	9.23	(10.8)	797	1.00	(c)	1.24	(c)	71

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2013, and the years ended September 30, 2012, 2011, 2010, 2009, and 2008 would have been 1.61% 1.56%, 1.52%, 1.54%, 1.57%, and 1.47% (Class AAA), 1.86%, 1.81%, 1.77%, 1.79%, 1.82%, and 1.72% (Class A), 2.36%, 2.31%, 2.27%, 2.29%, 2.32%, and 2.22% (Class C), and 1.36%, 1.31%, 1.27%, 1.29%, 1.32%, and 1.22% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2013, unaudited.
(c)	Annualized.
(d)

The Fund incurred interest expense of $799, $370, $325, $1,854, and $106 during the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, and 2009, respectively. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal.

(e)	Amount represents less than $0.005 per share.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investment	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses††		Portfolio Turnover Rate
Balanced Fund
Class AAA
2013(b)	$11.48	$0.08	$0.79	$0.87	$(0.08)	—	$(0.08)	$12.27	7.7%	$76,397	1.37	%(c)	1.30	%(c)	16%
2012	9.86	0.16	1.62	1.78	(0.16)	—	(0.16)	11.48	18.2	78,999	1.47		1.30		34
2011	10.13	0.18	(0.27)	(0.09)	(0.18)	—	(0.18)	9.86	(1.0)	76,941	1.65		1.24		24
2010	9.65	0.14	0.49	0.63	(0.15)	—	(0.15)	10.13	6.5	106,782	1.45		1.26		33
2009	10.47	0.17	(0.77)	(0.60)	(0.17)	$(0.05)	(0.22)	9.65	(5.6)	123,323	1.86		1.27		89
2008	12.58	0.21	(1.17)	(0.96)	(0.22)	(0.93)	(1.15)	10.47	(8.4)	138,174	1.83		1.23		60
Class A
2013(b)	$11.53	$0.07	$0.80	$0.87	$(0.07)	—	$(0.07)	$12.33	7.6%	$5,677	1.11	%(c)	1.55	%(c)	16%
2012	9.90	0.13	1.64	1.77	(0.14)	—	(0.14)	11.53	17.9	5,121	1.21		1.55		34
2011	10.17	0.15	(0.26)	(0.11)	(0.16)	—	(0.16)	9.90	(1.2)	4,298	1.40		1.49		24
2010	9.69	0.12	0.48	0.60	(0.12)	—	(0.12)	10.17	6.2	5,136	1.20		1.51		33
2009	10.51	0.14	(0.76)	(0.62)	(0.15)	$(0.05)	(0.20)	9.69	(5.8)	5,995	1.61		1.52		89
2008	12.63	0.18	(1.18)	(1.00)	(0.19)	(0.93)	(1.12)	10.51	(8.7)	5,639	1.56		1.48		60
Class B
2013(b)	$11.64	$0.03	$0.81	$0.84	$(0.03)	—	$(0.03)	$12.45	7.2%	$4	0.59	%(c)	2.05	%(c)	16%
2012	9.99	0.08	1.65	1.73	(0.08)	—	(0.08)	11.64	17.3	7	0.75		2.05		34
2011	10.25	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.99	(1.7)	34	0.83		1.99		24
2010	9.77	0.07	0.48	0.55	(0.07)	—	(0.07)	10.25	5.7	82	0.69		2.01		33
2009	10.60	0.10	(0.78)	(0.68)	(0.10)	$(0.05)	(0.15)	9.77	(6.3)	105	1.13		2.02		89
2008	12.72	0.13	(1.20)	(1.07)	(0.12)	(0.93)	(1.05)	10.60	(9.1)	125	1.10		1.98		60
Class C
2013(b)	$11.64	$0.03	$0.82	$0.85	$(0.04)	—	$(0.04)	$12.45	7.3%	$5,649	0.57	%(c)	2.05	%(c)	16%
2012	9.99	0.08	1.65	1.73	(0.08)	—	(0.08)	11.64	17.4	4,932	0.72		2.05		34
2011	10.26	0.10	(0.27)	(0.17)	(0.10)	—	(0.10)	9.99	(1.7)	4,318	0.90		1.99		24
2010	9.78	0.07	0.48	0.55	(0.07)	—	(0.07)	10.26	5.7	4,975	0.70		2.01		33
2009	10.61	0.10	(0.77)	(0.67)	(0.11)	$(0.05)	(0.16)	9.78	(6.2)	4,859	1.06		2.02		89
2008	12.74	0.12	(1.19)	(1.07)	(0.13)	(0.93)	(1.06)	10.61	(9.1)	1,389	1.05		1.98		60
Class I
2013(b)	$11.48	$0.09	$0.80	$0.89	$(0.10)	—	$(0.10)	$12.27	7.8%	$868	1.62	%(c)	1.05	%(c)	16%
2012	9.85	0.19	1.63	1.82	(0.19)	—	(0.19)	11.48	18.4	872	1.74		1.05		34
2011	10.12	0.21	(0.27)	(0.06)	(0.21)	—	(0.21)	9.85	(0.7)	1,834	1.92		0.99		24
2010	9.64	0.17	0.48	0.65	(0.17)	—	(0.17)	10.12	6.8	1,769	1.70		1.01		33
2009	10.46	0.19	(0.77)	(0.58)	(0.19)	$(0.05)	(0.24)	9.64	(5.3)	1,451	2.07		1.02		89
2008(d)	11.33	0.17	(0.87)	(0.70)	(0.17)	—	(0.17)	10.46	(6.2)	1,490	2.14	(c)	0.98	(c)	60

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009, and 2008 would have been 1.28%, 1.27%, 1.22%, 1.24%, 1.25%, and 1.21% (Class AAA), 1.53%, 1.52%, 1.47%, 1.49%, 1.50%, and 1.46% (Class A), 2.03%, 2.02%, 1.97%, 1.99%, 2.00%, and 1.96% (Class B and Class C), and 1.03%, 1.02%, 0.97%, 0.99%, 1.00%, and 0.96% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2013, unaudited.
(c)	Annualized.
(d)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimburse- ments††		Operating Expenses Before Waivers/ Reimburse- ments†††		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2013(b)	$12.06	$0.07	$(0.09)	$(0.02)	$(0.07)	$(0.01)	$(0.08)	$11.96	(0.1)%	$10,013	1.15	%(c)	1.00	%(c)	1.29	%(c)	9%
2012	11.91	0.19	0.22	0.41	(0.19)	(0.07)	(0.26)	12.06	3.5	11,230	1.56		1.00		1.33		15
2011	11.90	0.29	0.03	0.32	(0.29)	(0.02)	(0.31)	11.91	2.7	16,959	2.45		1.00		1.39		16
2010	11.52	0.27	0.46	0.73	(0.27)	(0.08)	(0.35)	11.90	6.5	17,038	2.32		1.02		1.49		14
2009	10.84	0.28	0.68	0.96	(0.28)	—	(0.28)	11.52	9.0	13,949	2.51		1.04		1.58		18
2008	10.80	0.36	0.04	0.40	(0.36)	—	(0.36)	10.84	3.7	10,498	3.23		1.07		1.76		32
Class A
2013(b)	$12.04	$0.06	$(0.08)	$(0.02)	$(0.07)	$(0.01)	$(0.08)	$11.94	(0.2)%	$1,712	0.99	%(c)	1.10	%(c)	1.39	%(c)	9%
2012	11.91	0.18	0.20	0.38	(0.18)	(0.07)	(0.25)	12.04	3.1	1,365	1.46		1.10		1.43		15
2011	11.90	0.27	0.04	0.31	(0.28)	(0.02)	(0.30)	11.91	2.6	842	2.33		1.10		1.49		16
2010	11.51	0.26	0.47	0.73	(0.26)	(0.08)	(0.34)	11.90	6.4	487	2.23		1.12		1.59		14
2009	10.84	0.27	0.67	0.94	(0.27)	—	(0.27)	11.51	8.7	523	2.40		1.14		1.68		18
2008	10.80	0.34	0.05	0.39	(0.35)	—	(0.35)	10.84	3.6	101	3.09		1.17		1.86		32
Class B
2013(b)	$12.05	$0.02	$(0.08)	$(0.06)	$(0.03)	$(0.01)	$(0.04)	$11.95	(0.5)%	$5	0.40	%(c)	1.75	%(c)	2.04	%(c)	9%
2012	11.91	0.10	0.21	0.31	(0.10)	(0.07)	(0.17)	12.05	2.6	5	0.79		1.75		2.08		15
2011	11.90	0.20	0.03	0.23	(0.20)	(0.02)	(0.22)	11.91	2.0	8	1.71		1.75		2.14		16
2010	11.51	0.18	0.47	0.65	(0.18)	(0.08)	(0.26)	11.90	5.8	38	1.59		1.77		2.24		14
2009	10.84	0.20	0.67	0.87	(0.20)	—	(0.20)	11.51	8.0	130	1.77		1.79		2.33		18
2008	10.80	0.28	0.03	0.31	(0.27)	—	(0.27)	10.84	2.9	48	2.53		1.82		2.51		32
Class C
2013(b)	$11.46	$0.02	$(0.08)	$(0.06)	$(0.03)	$(0.01)	$(0.04)	$11.36	(0.5)%	$1,140	0.42	%(c)	1.75	%(c)	2.04	%(c)	9%
2012	11.32	0.09	0.21	0.30	(0.09)	(0.07)	(0.16)	11.46	2.7	1,772	0.80		1.75		2.08		15
2011	11.32	0.17	0.04	0.21	(0.19)	(0.02)	(0.21)	11.32	1.9	2,234	1.51		1.75		2.14		16
2010	10.96	0.17	0.44	0.61	(0.17)	(0.08)	(0.25)	11.32	5.7	1,716	1.50		1.77		2.24		14
2009	10.31	0.19	0.65	0.84	(0.19)	—	(0.19)	10.96	8.3	582	1.76		1.79		2.33		18
2008	10.28	0.24	0.05	0.29	(0.26)	—	(0.26)	10.31	2.8	478	2.29		1.82		2.51		32
Class I
2013(b)	$12.06	$0.08	$(0.08)	$0.00 (d)	$(0.09)	$(0.01)	$(0.10)	$11.96	(0.0)%	$12,008	1.37	%(c)	0.75	%(c)	1.04	%(c)	9%
2012	11.92	0.22	0.21	0.43	(0.22)	(0.07)	(0.29)	12.06	3.6	9,326	1.82		0.75		1.08		15
2011	11.91	0.32	0.03	0.35	(0.32)	(0.02)	(0.34)	11.92	3.0	125	2.68		0.75		1.14		16
2010	11.52	0.30	0.47	0.77	(0.30)	(0.08)	(0.38)	11.91	6.8	125	2.58		0.77		1.24		14
2009	10.85	0.31	0.67	0.98	(0.31)	—	(0.31)	11.52	9.1	322	2.75		0.79		1.33		18
2008(e)	11.09	0.28	(0.25)	0.03	(0.27)	—	(0.27)	10.85	0.2	363	3.57	(c)	0.84	(c)	1.53	(c)	32

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010, 2009, and 2008 would have been 1.00%, 1.00%, and 1.00% (Class AAA), 1.10%, 1.10%, and 1.10% (Class A), 1.75%, 1.75%, and 1.75% (Class B and Class C), and 0.75%, 0.75%, and 0.75% (Class I), respectively. For the six months ended March 31, 2013 and the years ended September 30, 2012 and 2011, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010, 2009, and 2008 would have been 1.47%, 1.54%, and 1.69% (Class AAA), 1.57%, 1.64%, and 1.79% (Class A), 2.22%, 2.29%, and 2.44% (Class B and Class C), and 1.22%, 1.29%, and 1.44% (Class I), respectively. For the six months ended March 31, 2013 and the years ended September 30, 2012 and 2011, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2013, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: TETON Westwood Mighty Mites Fund (“Mighty Mites Fund”), TETON Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), TETON Westwood Income Fund (“Income Fund”), TETON Westwood Equity Fund (“Equity Fund”), TETON Westwood Balanced Fund (“Balanced Fund”), and TETON Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with five classes of shares outstanding except for the SmallCap Equity Fund, Income Fund, and Equity Fund each with four classes outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

•	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

•	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

•	Income Fund seeks to provide a high level of current income as well as long term capital appreciation.

•	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

•	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

•	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. The Trust’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$25,818,533	—	$5	$25,818,538
Business Services	40,827,670	—	3	40,827,673
Cable	179,120	—	0	179,120
Consumer Products	19,173,847	$31	—	19,173,878
Diversified Industrial	60,517,099	133,380	—	60,650,479
Educational Services	4,982,073	—	0	4,982,073
Entertainment	4,094,485	—	3	4,094,488
Equipment and Supplies	36,780,521	—	3,088	36,783,609
Financial Services	35,834,299	1,053,070	—	36,887,369
Health Care	59,721,198	—	1,280	59,722,478
Real Estate	11,101,859	43,800	7,550	11,153,209
Telecommunications	12,372,627	8,125	—	12,380,752
Transportation	1,815,478	—	465	1,815,943
Other Industries(a)	295,393,546	—	—	295,393,546
Total Common Stocks	608,612,355	1,238,406	12,394	609,863,155
Preferred Stocks(a)	840,512	—	—	840,512
Convertible Preferred Stocks(a)	—	16,510	—	16,510
Rights(a)	—	—	346,000	346,000
Warrants(a)	—	—	0	0
Corporate Bonds(a)	—	—	40,860	40,860
U.S. Government Obligations	—	76,933,453	—	76,933,453
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$609,452,867	$78,188,369	$399,254	$688,040,490

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$38,546,015	—	—	$38,546,015
U.S. Government Obligations	—	$972,763	—	972,763
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$38,546,015	$972,763	—	$39,518,778

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$7,455,922	—	—	$7,455,922
Preferred Stocks(a)	59,959	—	—	59,959
U.S. Government Obligations	—	$477,907	—	477,907
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,515,881	$477,907	—	$7,993,788

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$71,471,719	—	—	$71,471,719
Short Term Investments	980,254	—	—	980,254
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$72,451,973	—	—	$72,451,973

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$57,006,011	—	—	$57,006,011
Corporate Bonds(a)	—	$15,847,427	—	15,847,427
U.S. Government Agency Obligations	—	5,295,047	—	5,295,047
U.S. Government Obligations	—	7,799,529	—	7,799,529
Short Term Investments	2,447,152	—	—	2,447,152

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$59,453,163	$28,942,003	—	$88,395,166

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$9,390,197	—	$9,390,197
U.S. Government Agency Obligations	—	8,360,956	—	8,360,956
U.S. Government Obligations	—	6,262,350	—	6,262,350
Short Term Investments	$1,121,307	—	—	1,121,307

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,121,307	$24,013,503	—	$25,134,810

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds had no material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2013. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2013 or September 30, 2012 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Mighty Mites Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2013, there were no short sales outstanding for the Mighty Mites Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the- counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Mighty Mites Fund held as of March 31, 2013, refer to its Schedule of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2013, both the Mighty Mites Fund’s and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point. For the six months ended March 31, 2013, the Equity Fund’s and Balance Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point. During the six months ended March 31, 2013, the Income Fund and SmallCap Equity Fund held no investments in other investment companies.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statements of Operations.

Currently included in the Statements of Operations for the six months ended March 31, 2013 are custodian fee credits and interest expenses that were paid for by custodian fee credits as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Expenses paid for by custodian fee credits:
Custodian fee expense	$—	$—	$—	$(8,806)	$(8,151)	$—
Interest expense	—	—	—	(799)	—	—

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the year ended September 30, 2012 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund
Ordinary Income (inclusive of short term capital gains)	$2,591,313	$—	$64,242
Net long term capital gains	10,156,187	1,212,520	—

Total distributions paid.	$12,747,500	$1,212,520	$64,242

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Ordinary Income	$841,818	$1,348,145	$340,572
Net long term capital gains	—	—	123,007

Total distributions paid.	$841,818	$1,348,145	$463,579

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2012, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2012:

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	$—	$210	$—	$—	$—	$—
2017	—	585,663	960,910	—	—	—
2018	—	—	1,503,326	13,065,883	1,629,520	—
2019	—	—	62,767	—	—	—
Short term (post-effective with no expiration)	—	3,119	—	—	—	—

	$—	$588,992	$2,527,003	$13,065,883	$1,629,520	$—

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2013:

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$518,004,588	$34,515,432	$6,412,683	$59,157,370	$74,706,756	$23,841,382

Gross unrealized appreciation	$201,302,364	$6,919,832	$1,696,255	$14,368,321	$14,837,091	$1,398,672
Gross unrealized depreciation	(31,266,462)	(1,916,486)	(115,150)	(1,073,718)	(1,148,681)	(105,244)

Net unrealized appreciation	$170,035,902	$5,003,346	$1,581,105	$13,294,603	$13,688,410	$1,293,428

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Funds with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2013, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $75,826.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement continues until at least January 31, 2014. For the six months ended March 31, 2013, the Adviser waived fees or reimbursed expenses in the amounts of $36,830, $20,215, and $36,217 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively. In addition, the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.50%, 2.00%, and 1.00%, respectively, and for Class A of 1.75%, 2.25%, and 1.10%, respectively, and for Class B of 1.75% (for the Intermediate Bond Fund only) and for Class C of 2.25%, 2.75%, and 1.75%, respectively, and for Class I of 1.25%, 1.75%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2013, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	For the year ended September 30, 2011, expiring September 30, 2013	For the year ended September 30, 2012, expiring September 30, 2014	For the six months ended March 31, 2013, expiring September 30, 2015	Total
SmallCap Equity Fund	$60,150	$63,409	$36,830	$160,389
Income Fund	49,220	50,490	20,215	119,925
Intermediate Bond Fund	67,194	71,464	36,217	174,875

The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Adviser has a sub-administration agreement with Gabelli Funds, LLC, an affiliate, for each of the Funds. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administartive services to the Funds.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Funds, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2013, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$48,298,606	$47,714,339	—	—
SmallCap Equity Fund	797,725	6,032,842	—	—
Income Fund	716,461	69,058	—	—
Equity Fund	17,080,903	30,248,137	—	—
Balanced Fund.	12,577,892	18,211,650	$1,006,340	—
Intermediate Bond Fund	1,318,625	921,050	2,667,898	$1,075,663

6. Transactions with Affiliates. During the six months ended March 31, 2013, the Mighty Mites Fund, Income Fund, and Balanced Fund paid brokerage commissions on security trades of $52,689, $360, and $12, respectively, to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Funds. Additionally, the Distributor retained a total of $34,869 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2013, the Mighty Mites Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2013 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund.

7. Shares of Beneficial Interest. The Funds, except for the SmallCap Equity Fund, Income Fund, and Equity Fund that no longer offer Class B Shares, offer five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge solely to certain institutions, directly through the Distributor or brokers that have entered in to selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Mighty Mites Fund, SmallCap Equity Fund, and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees retained by the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund during the six months ended March 31, 2013 amounted to $195, $419, and $0, respectively, and the year ended September 30, 2012 amounted to $1,852, $810, and $1, respectively.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
	Mighty Mites Fund		SmallCap Equity Fund		Income Fund
Class AAA
Shares sold	1,974,491	4,477,913	142,974	967,840	85,605	279,285
Shares issued upon reinvestment of distributions	381,989	427,647	—	34,459	3,016	6,566
Shares redeemed	(1,888,469)	(12,638,747)	(231,952)	(2,191,481)	(53,134)	(320,431)

Net increase/(decrease) in Class AAA Shares	468,011	(7,733,187)	(88,978)	(1,189,182)	35,487	(34,580)

Class A
Shares sold	800,989	1,088,497	23,547	212,978	24,812	42,072
Shares issued upon reinvestment of distributions	88,833	85,465	—	10,185	173	164
Shares redeemed	(647,469)	(1,163,294)	(99,148)	(257,267)	(10,026)	(6,185)

Net increase/(decrease) in Class A Shares	242,353	10,668	(75,601)	(34,104)	14,959	36,051

Class B
Shares issued upon reinvestment of distributions	5	5	—	—	—	—
Shares redeemed	—	(519)	—	—	—	—

Net increase/(decrease) in Class B Shares	5	(514)	—	—	—	—

Class C
Shares sold	745,467	1,036,017	9,874	151,629	12,318	81,545
Shares issued upon reinvestment of distributions	104,797	109,718	—	10,935	114	320
Shares redeemed	(523,289)	(1,358,648)	(114,982)	(242,463)	(31,362)	(1,913)

Net increase/(decrease) in Class C Shares	326,975	(212,913)	(105,108)	(79,899)	(18,930)	79,952

Class I
Shares sold	1,886,214	5,607,515	124,807	863,361	3,828	3,309
Shares issued upon reinvestment of distributions	130,100	47,624	381	3,180	107	174
Shares redeemed	(1,239,255)	(2,019,448)	(220,881)	(102,579)	(1,642)	(1,426)

Net increase/(decrease) in Class I Shares	777,059	3,635,691	(95,693)	763,962	2,293	2,057

	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	154,335	288,471	188,135	1,624,108	78,098	442,580
Shares issued upon reinvestment of distributions	56,590	89,487	43,635	108,440	5,996	18,776
Shares redeemed	(1,449,750)	(3,471,364)	(888,217)	(2,658,143)	(178,063)	(953,577)

Net decrease in Class AAA Shares	(1,238,825)	(3,093,406)	(656,447)	(925,595)	(93,969)	(492,221)

Class A
Shares sold	16,752	24,979	48,804	109,656	100,644	94,663
Shares issued upon reinvestment of distributions	2,113	2,585	2,079	4,471	794	1,873
Shares redeemed	(38,899)	(144,519)	(34,436)	(104,264)	(71,421)	(53,925)

Net increase/(decrease) in Class A Shares	(20,034)	(116,955)	16,447	9,863	30,017	42,611

Class B
Shares issued upon reinvestment of distributions	—	—	1	15	1	6
Shares redeemed	—	—	(265)	(2,823)	(1)	(228)

Net decrease in Class B Shares	—	—	(264)	(2,808)	—	(222)

Class C
Shares sold	1,530	13,302	135,171	45,731	18,946	118,136
Shares issued upon reinvestment of distributions	152	—	1,094	2,824	468	2,432
Shares redeemed	(10,984)	(39,750)	(106,108)	(56,997)	(73,652)	(163,199)

Net increase/(decrease) in Class C Shares	(9,302)	(26,448)	30,157	(8,442)	(54,238)	(42,631)

Class I
Shares sold	18,843	383,544	626	68,811	319,641	799,149
Shares issued upon reinvestment of distributions	1,193	1,724	570	2,247	106	266
Shares redeemed	(107,201)	(105,152)	(6,442)	(181,230)	(89,029)	(36,735)

Net increase/(decrease) in Class I Shares	(87,165)	280,116	(5,246)	(110,172)	230,718	762,680

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

8. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2013 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain/(Loss)	Market Value at March 31, 2013	Percent Owned of Shares Outstanding
Beasley Broadcast Group Inc., Cl. A	548,000	13,000	—	561,000	$47,470	—	$3,309,900	9.05%
Burnham Holdings Inc., Cl. A	163,000	4,500	—	167,500	63,180	—	3,015,000	5.58%
Edgewater Technology Inc.	657,889	4,300	—	662,189	—	—	2,589,159	6.13%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	64,802	8.62%
Sevcon Inc.	384,035	5,800	—	389,835	—	—	1,438,491	11.14%
SL Industries Inc.	258,566	—	(200)	258,366	517,132	$2,725	4,684,176	6.30%
Strattec Security Corp.	169,828	9,500	(528)	178,800	51,949	(2,802)	5,083,284	5.42%
The L.S. Starrett Co., Cl. A	309,615	—	—	309,615	61,924	—	3,421,246	5.08%

Total					$741,655	$(77)	$23,606,058

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, Gabelli Funds, LLC, entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, Gabelli Funds, LLC without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including these Funds, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by Gabelli Funds, LLC did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreements.

11. Subsequent Events. Management has evaluated the impact on the Funds of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, Inc., which is an affiliate of GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the TETON Westwood Funds.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TETON WESTWOOD FAMILY OF FUNDS

VALUE	SMALL CAP	FIXED INCOME

TETON Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

TETON Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primar y objective is long term capital appreciation. (Multiclass)

Portfolio Manager: Nicholas F. Galluccio

TETON Westwood Intermediate Bond Fund

Seeks to invest in diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

MID CAP	EQUITY INCOME	MICRO CAP

TETON Westwood Mid-Cap Equity Fund

Seeks to invest at least 80% of its net assets in mid-cap companies whose market capitalization falls within the range of $1 to $20 billion. The Fund’s primary objective is long term growth of capital and future income. (Multiclass)

Team Managed

TETON Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

TETON Westwood Mighty MitesSM Fund

Seeks to invest in micro cap companies that have market capitalizations of $500 million or less. The Fund’s primar y objective is long term capital appreciation. (Multiclass)

Team Managed

TETON Westwood Income Fund

Seeks to provide a high level of current income as well as long term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President,	Medical Director,
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer,	Chairman,
Financial Security Assurance Holdings Ltd.	Zizza & Associates Corp.

Officers

BRUCE N. ALPERT	AGNES MULLADY
President, Secretary, and Acting Chief	Treasurer
Compliance Officer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. The financial statements and investment portfolio are mailed separately from the commentaries. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ113SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The TETON Westwood Funds (formerly, The GAMCO Westwood Funds)

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/6/13

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 6/6/13

* Print the name and title of each signing officer under his or her signature.